UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of principal executive offices) (Zip code)

James M.A. Anderson

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x3330

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1.	SCHEDULE OF INVESTMENTS.

ALL CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 98.5%

AEROSPACE & DEFENSE – 4.0%
AerCap Holdings*	5,647	$140,554
Honeywell International, Inc.	2,401	142,787
The Boeing Co.	1,445	151,711
United Technologies Corp.	1,767	142,208

		577,260

AIR FREIGHT & LOGISTICS – 0.7%
FedEx Corp.	899	94,170

BEVERAGES – 2.7%
Anheuser-Busch Cos., Inc.	2,462	123,075
Coca-Cola Co	2,285	131,319
PepsiCo, Inc.	1,733	126,960

		381,354

BIOTECHNOLOGY – 1.9%
Amgen, Inc.*	2,202	124,567
Biogen Idec, Inc.*	2,205	146,258

		270,825

CAPITAL MARKETS – 2.1%
Merrill Lynch & Co., Inc.	1,625	115,830
The Goldman Sachs Group, Inc.	878	190,298

		306,128

CHEMICALS – 1.8%
E.I. du Pont de Nemours & Co.	2,528	125,288
The Dow Chemical Co.	3,094	133,227

		258,515

COMMERCIAL BANKS – 2.7%
Wachovia Corp.	2,834	142,125
Wells Fargo & Co.	6,916	246,348

		388,473

COMMUNICATIONS EQUIPMENT – 9.4%
Acme Packet, Inc.*	35,000	539,700
Cisco Systems, Inc.*	5,948	196,938
Corning, Inc.	5,565	137,177
MRV Communications, Inc.*	144,169	357,539
QUALCOMM, Inc.	2,910	122,977

		1,354,331

COMPUTERS & PERIPHERALS – 5.6%
Concurrent Computer Corp*	108,275	140,757
Hewlett-Packard Co.	2,953	147,030
International Business Machines Corp.	1,502	176,936
Rackable Systems, Inc.*	25,990	337,090

		801,813

CONSUMER FINANCE – 1.1%
American Express Co.	2,787	165,464

DIVERSIFIED FINANCIAL SERVICES – 5.1%
Bank of America Corp.	4,806	241,598
Citigroup, Inc.	5,151	240,397
JPMorgan Chase & Co.	5,486	251,368

		733,363

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.0%
AT&T, Inc.	6,783	286,989
Verizon Communications, Inc.	3,105	137,489

		424,478

ELECTRIC UTILITIES – 1.8%
Duke Energy Corp.	6,640	124,102
Exelon Corp.	1,714	129,167

		253,269

FOOD & STAPLES RETAILING – 1.6%
CVS Caremark Corp.	3,520	139,498
Wal-Mart Stores, Inc.	2,180	95,157

		234,655

FOOD PRODUCTS – 0.3%
Kraft Foods, Inc.	1,229	42,413

HEALTH CARE EQUIPMENT & SUPPLIES – 6.1%
Boston Scientific Corp.*	9,405	131,200
Clinical Data, Inc.*	18,500	749,065

		880,265

HEALTH CARE PROVIDERS & SERVICES – 2.7%
Tenet Healthcare Corp.*	43,214	145,199
UnitedHealth Group, Inc.	2,740	132,698
WellPoint, Inc.*	1,387	109,462

		387,359

HEALTH CARE TECHNOLOGY – 3.2%
Merge Technologies, Inc.*	103,449	454,141

HOTELS RESTAURANTS & LEISURE – 0.9%
Cosi, Inc.*	37,956	131,328

HOUSEHOLD PRODUCTS – 2.3%
Kimberly-Clark Corp.	1,750	122,955
The Procter & Gamble Co.	2,878	202,439

		325,394

INDUSTRIAL CONGLOMERATES – 5.1%
3m Co.	1,495	139,902
General Electric Co.	14,278	591,109

		731,011

INSURANCE – 2.5%
American International Group, Inc.	3,785	256,055
The Allstate Corp.	1,874	107,174

		363,229

INTERNET & CATALOG RETAIL – 1.1%
Drugstore.com*	46,829	151,726

INTERNET SOFTWARE & SERVICES – 1.0%
Google, Inc.*	249	141,250

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Eastman Kodak Co.	3,558	95,212

MEDIA – 3.5%
Citadel Broadcasting Corp.	287	1,194
Comcast Corp. Class A*	5,281	127,695
The Walt Disney Co.	3,749	128,928
Time Warner, Inc.	6,748	123,893
Viacom, Inc.*	3,162	123,223

		504,933

ALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
MULTI-UTILITIES – 0.7%
Dominion Resources, Inc.	1,256	$105,881

MULTILINE RETAIL – 1.4%
Federated Department Stores, Inc.	3,366	108,789
Tuesday Morning Corp.	10,795	97,047

		205,836

OIL, GAS & CONSUMABLE FUELS – 7.4%
ChevronTexaco Corp.	2,945	275,593
ConocoPhillips	1,377	120,859
Exxon Mobil Corp.	4,703	435,310
Massey Energy Co.	10,463	228,303

		1,060,065

PAPER & FOREST PRODUCTS – 0.7%
International Paper Co.	2,972	106,606

PHARMACEUTICALS – 6.7%
Abbott Laboratories	1,844	98,875
Bristol-Myers Squibb Co.	4,676	134,762
Eli Lilly & Co.	1,927	109,704
Johnson & Johnson	2,840	186,588
Merck & Co., Inc.	2,936	151,762
Pfizer, Inc.	6,704	163,779
Wyeth	2,741	122,112

		967,582

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%
Analog Devices, Inc.	3,762	136,034
Marvell Technology Group, Ltd.*	7,419	121,449

		257,483

SOFTWARE – 1.7%
Microsoft Corp.	8,382	246,934

SPECIALTY RETAIL – 1.8%
Best Buy Co., Inc.	2,904	133,642
Lowe’s Cos., Inc.	4,347	121,803

		255,445

THRIFT & MORTGAGE FINANCE – 1.6%
Fannie Mae	2,005	121,924
Freddie Mac	1,739	102,618

		224,542

TOBACCO – 0.9%
Altria Group, Inc.	1,776	123,485

WIRELESS TELECOMMUNICATION SERVICES – 0.9%
Sprint Nextel Corp.	7,110	135,090

Total Common Stocks
(cost $13,020,688)		14,141,308

SHORT TERM INVESTMENTS – 1.6%
MUTUAL FUNDS – 1.6%
Federated Prime Obligation Fund	239,159	239,159
SSGA Money Market Fund	1	1

		239,160

TOTAL SHORT TERM INVESTMENTS
(amortized cost $239,160)		239,160

TOTAL INVESTMENTS – 100.1%
(cost $13,259,848)		14,380,468
Liabilities in excess of other assets – (0.1)%		(19,796)

NET ASSETS – 100.0%		$14,360,672

*	Non-income producing security

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.7%
Airplanes Pass Through Trust
Series D(1)
10.88%, 3/15/12	$494	$0
Peco Energy Transition Trust
6.13%, 3/1/09	481	484,401

Total Asset Backed Securities
(cost $813,742)		484,401

CORPORATE DEBT OBLIGATIONS – 42.8%
AUTOMOTIVE – 0.7%
Ford Motor Credit Co.
8.00%, 12/15/16	500	467,753

BANKS – 2.6%
HBOS PLC(2)
5.92%, 9/29/49	500	452,356
Huntington Capital
6.65%, 5/15/37	300	284,123
Icici Bank, Ltd.(2)
6.38%, 4/30/22	300	280,530
Washington Mutual Preferred Funding Trust(2)
6.53%, 3/29/49	750	686,407

		1,703,416

BROKERAGE – 2.8%
Jefferies Group, Inc.
6.25%, 1/15/36	500	447,839
Lehman Brothers Holdings, Inc.
5.75%, 5/17/13	500	496,499
Merrill Lynch & Co., Inc.
5.70%, 5/2/17	400	388,894
Morgan Stanley
4.75%, 4/1/14	500	469,660

		1,802,892

BUILDING MATERIALS – 1.7%
C10 Capital Spv., Ltd(2)
6.72%, 12/1/49	650	623,285
Owens Corning, Inc.
6.50%, 12/1/16	500	482,913

		1,106,198

CABLE – 1.7%
Rogers Cable, Inc.
6.25%, 6/15/13	500	506,409
Time Warner Entertainment Co.
10.15%, 5/1/12	500	590,998

		1,097,407

ELECTRIC UTILITIES – 4.1%
Allegheny Energy Supply Co. LLC(2)
8.25%, 4/15/12	750	804,375
Nisource Finance Corp.
6.40%, 3/15/18	650	654,773
PSEG Energy Holdings, Inc.
8.50%, 6/15/11	200	210,506
TXU Energy Co.(2)
6.19%, 9/16/08	1,000	1,001,507

		2,671,161

ELECTRONICS – 1.5%
Sanmina-sci Corp.(2)
8.44%, 6/15/10	1,000	990,000

FINANCIAL SERVICES – 5.9%
Allied Capital Corp.
6.00%, 4/1/12	500	497,547
American Capital Strategies Ltd
6.85%, 8/1/12	650	667,272
Capital One Capital III
7.69%, 8/15/36	700	687,788
CIT Group Funding Co.
4.65%, 7/1/10	350	336,290
Countrywide Financial Corp
6.25%, 5/15/16	325	294,113
Discover Financial Services(2)
6.45%, 6/12/17	650	630,592
General Motors Acceptance Corp.
7.00%, 2/1/12	300	284,810
Noble Group, Ltd.(2)
6.63%, 3/17/15	500	465,124

		3,863,536

FOOD, BEVERAGES & RESTAURANTS – 0.9%
Delhaize Group(2)
6.50%, 6/15/17	600	605,118

GAMING – 0.3%
Caesars Entertainment, Inc.
7.00%, 4/15/13	200	208,500

GAS & PIPELINE UTILITIES – 3.8%
Dynegy Holdings, Inc.
6.88%, 4/1/11	115	112,988
El Paso Energy Corp.(2)
5.90%, 4/1/17	500	486,598
Enterprise Products Operating LP
7.03%, 1/15/68	1,000	916,034
Southern Union Co.
7.20%, 11/1/66	380	381,732
Transcanada Pipelines, Ltd.
6.35%, 5/15/67	600	575,846

		2,473,198

HEALTH SERVICES – 0.8%
Humana, Inc.
6.45%, 6/1/16	500	507,223

HOME CONSTRUCTION – 0.9%
KB Home & Broad Home Corp.
6.38%, 8/15/11	650	598,000

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
INSURANCE – 2.0%
Assured Guaranty US Holdings, Inc.
6.40%, 12/15/66	$600	$588,555
Liberty Mutual Group, Inc.(2)
7.80%, 3/15/37	750	729,907

		1,318,462

METALS – 2.0%
United States Steel Corp.
6.05%, 6/1/17	700	669,844
Vale Overseas, Ltd.
6.88%, 11/21/36	650	669,674

		1,339,518

OIL – 1.1%
Amerada Hess Corp.
7.88%, 10/1/29	250	287,354
Pemex Finance, Ltd.
9.03%, 2/15/11	420	443,100

		730,454

PAPER – 0.9%
Abitibi-Consolidated, Inc.
5.25%, 6/20/08	650	620,750

REFINING – 0.8%
Tesoro Corp(2)
6.50%, 6/1/17	500	496,250

REITS – 4.4%
Commercial Net Lease Realty
6.25%, 6/15/14	550	549,814
7.13%, 3/15/08	600	604,985
Realty Income Corp.
6.75%, 8/15/19	500	500,799
Reckson Operating Partnership
5.15%, 1/15/11	700	687,833
Simon Property Group LP
5.75%, 5/1/12	550	549,315

		2,892,746

RETAIL – 2.1%
Controladora Commercial Mexicana S.A. de C.V.
6.63%, 6/1/15	600	611,677
Home Depot, Inc.
5.88%, 12/16/36	450	384,371
JC Penney Corp., Inc.
5.75%, 2/15/18	425	407,989

		1,404,037

TELECOMMUNICATIONS – 1.8%
Intelsat
6.50%, 11/1/13	260	197,600
Sprint Capital Corp.
6.90%, 5/1/19	400	401,582
Telecom Italia Capital
4.95%, 9/30/14	600	567,100

		1,166,282

Total Corporate Debt Obligations
(cost $28,570,425)		28,062,901

COMMERCIAL MORTGAGE BACKED SECURITIES – 7.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-C1 Class A3
5.40%, 7/15/44	$750	$748,018
Commercial Mortgage Asset Trust
Series 1999-C1 Class F(2)
6.25%, 1/17/32	400	399,797
CS First Boston Mortgage Securities Corp.
Series 2000-C1 Class A2
7.55%, 4/15/62	400	418,496
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2
4.08%, 5/10/36	800	755,589
4.22%, 4/10/40	220	217,374
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3 Class A4
4.80%, 8/10/42	200	191,454
GS Mortgage Securities Corp.
Series 2005-GG4 Class AJ
4.78%, 7/10/39	700	651,034
JP Morgan Chase Commercial Mortgage
Series 2005 LDP5 Mortgage Certificate Class A3
5.37%, 12/15/44(4)	550	547,134
JP Morgan Chase Commercial Mortgage Securities Corp.
6.07%, 4/15/45(4)	500	506,098
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9 Class A2
3.96%, 12/15/35	235	231,952

Total Commercial Mortgage Backed Securities
(cost $4,697,942)		4,666,946

U.S. GOVERNMENT AGENCY OBLIGATIONS – 46.7%
Federal Home Loan Mortgage
5.00%, 9/1/19	336	329,652
5.00%, 11/1/19	629	618,448
5.50%, 10/1/17	182	182,533
5.50%, 11/1/17	352	352,263
5.50%, 9/15/28	600	604,676
5.50%, 6/1/33	347	340,279
5.50%, 3/1/36	467	452,333
6.00%, 1/1/17	113	114,923
6.00%, 2/1/29	20	20,145
6.00%, 8/1/37	997	998,522
6.50%, 10/1/16	45	46,324
6.50%, 11/1/16	6	5,684
6.50%, 9/1/34	342	348,724
6.50%, 4/1/35	173	176,232
6.76%, 8/1/32	147	149,491
7.00%, 11/1/29	28	29,181
7.00%, 1/1/31	14	14,047
7.00%, 4/1/31	5	5,068
7.00%, 8/1/31	159	164,918
7.50%, 3/1/30	7	7,039

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
7.50%, 12/1/30	$17	$17,756
Federal National Mortgage Assn.
4.50%, 6/1/19	1,241	1,195,587
5.00%, 6/1/18	418	410,527
5.00%, 7/1/20	1,039	1,018,373
5.00%, 10/1/20	389	381,073
5.00%, 12/1/20	244	239,378
5.00%, 10/1/35	55	52,523
5.00%, 5/1/36	2,148	2,020,964
5.00%, 7/1/36	634	606,047
5.05%, 4/28/15	1,000	994,082
5.50%, 3/1/22	497	496,336
5.50%, 12/1/32	1,234	1,212,228
5.50%, 6/1/35	1,263	1,238,912
5.50%, 8/1/35	808	792,758
5.50%, 6/1/37	2,468	2,416,927
5.50%, 9/1/37	2,000	1,958,371
5.50%, TBA	1,500	1,469,062
6.00%, 12/1/13	3	2,973
6.00%, 11/1/16	21	21,633
6.00%, 1/25/32	3,140	3,186,332
6.00%, 8/1/34	428	429,133
6.00%, 12/1/36	942	943,105
8.00%, 8/1/30	5	4,863
Government National Mortgage Assn.
5.50%, TBA	450	443,672
6.00%, 8/15/16	54	54,422
6.50%, 9/15/31	93	94,959
6.50%, 3/15/32	92	94,146
6.50%, 9/15/32	121	124,028
6.50%, 10/15/32	125	127,611
7.00%, 12/15/14	30	30,937
7.00%, 2/15/28	20	21,209
7.50%, 3/15/30	3	3,553
7.50%, 9/15/30	48	50,119
U.S. Treasury Notes(3)
1.88%, 7/15/13	1,134	1,116,113
2.00%, 1/15/14	733	722,263
4.25%, 11/15/14	430	425,868
4.38%, 8/15/12	600	605,625
4.63%, 2/15/17	600	602,765

Total U.S. Government Agency Obligations
(cost $30,726,211)		30,586,715

SHORT TERM INVESTMENTS – 4.7%

COMMERCIAL PAPER – 3.0%
American Express Credit Corp.
5.21%, 10/19/07	411	409,929
FCAR Owner Trust
5.20%, 11/9/07	1,000	994,367
Societe Generale North America
5.28%, 10/5/07	150	149,912
Thunder Bay Funding, Inc.
6.00%, 11/16/07	400	396,933

		1,951,141

	Shares
MUTUAL FUNDS – 1.7%
Federated Prime Obligation Fund	1,159,402	1,159,402
SSGA Money Market Fund	7	7

		1,159,409

Total Short Term Investments
(cost $3,110,550)		3,110,550

TOTAL INVESTMENTS – 102.0%
(cost $67,918,870)		66,911,513
Liabilities in excess of other assets – (2.0)%		(1,336,820)

NET ASSETS – 100.0%		$65,574,693

(1)	Security is in default.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 these securities amounted to $8,651,846, representing 13.19% of net assets
(3)	Security or a portion of the security has been designated as collateral for TBA securities.
(4)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2007.

TBA = to be announced

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
COMMERCIAL PAPER – 99.9%
American Express Credit Corp.
4.78%, 12/21/07	$1,880	$1,859,781
5.21%, 10/19/07	3,500	3,490,882
American General Finance Corp.(1)
5.26%, 10/9/07	5,345	5,338,752
Bankamerica Corp.
5.28%, 10/10/07	1,400	1,398,152
5.30%, 11/16/07	300	297,968
5.34%, 10/12/07	2,100	2,096,574
5.44%, 12/14/07	1,900	1,878,754
Barclays U.S. Funding
5.05%, 12/18/07	2,200	2,175,928
5.25%, 10/2/07	2,000	1,999,708
5.60%, 10/12/07	700	698,802
Canadian Wheat Board
5.15%, 10/26/07	2,310	2,301,739
5.17%, 10/15/07	3,100	3,093,767
Caterpillar Financial Services
5.21%, 10/1/07	4,000	4,000,000
Citigroup Funding, Inc.
5.28%, 11/13/07	4,600	4,570,989
Coca Cola Co. (1)
5.20%, 10/15/07	2,695	2,689,550
5.22%, 10/2/07	300	299,957
Dupont (E.I.) De Nemours & Co. (1)
4.73%, 10/31/07	1,365	1,359,620
5.00%, 10/9/07	2,000	1,997,778
5.02%, 10/5/07	2,000	1,998,884
Export Development Corp.
5.17%, 10/1/07	2,450	2,450,000
FCAR Owner Trust
5.20%, 11/9/07	3,000	2,983,100
5.59%, 11/9/07	2,500	2,484,860
General Electric Capital Corp.
4.78%, 12/12/07	2,667	2,641,503
5.21%, 11/20/07	1,270	1,260,810
5.25%, 12/7/07	1,445	1,430,881
Goldman Sachs Group, Inc.(The)
5.22%, 11/19/07	5,400	5,361,633
Harley Davidson(1)
4.78%, 11/28/07	4,500	4,465,345
HSBC Finance Corp.
5.25%, 12/14/07	3,200	3,165,467
5.35%, 12/6/07	2,185	2,163,569
International Business Machines Corp. (IBM)(1)
4.73%, 10/5/07	4,000	3,997,898
Merrill Lynch & Co., Inc.
5.25%, 11/30/07	5,000	4,956,250
Morgan Stanley Dean Witter Co.
5.40%, 1/2/08	2,135	2,105,217
5.45%, 12/10/07	3,250	3,215,559
National Rural Utilities Cooperative Finance Corp.
4.80%, 11/5/07	5,400	5,374,800
Prudential Funding LLC
5.25%, 10/22/07	1,400	1,395,713
Rabobank USA Financial Corp.
4.85%, 10/26/07	3,500	3,488,212
4.86%, 10/18/07	2,000	1,995,415
Societe Generale North America
5.15%, 10/9/07	4,760	4,754,552
State Street Corp.
5.24%, 11/6/07	5,760	5,729,818
The Procter & Gamble Co.(1)
4.68%, 12/11/07	5,000	4,953,850
Thunder Bay Funding (1)
5.60%, 10/15/07	1,300	1,297,169
6.30%, 10/1/07	1,096	1,096,000
6.30%, 10/12/07	3,000	2,994,225
Toyota Credit de Puerto Rico
4.78%, 12/27/07	1,600	1,581,517
5.22%, 10/4/07	1,980	1,979,139
5.24%, 10/17/07	1,800	1,795,808
UBS Finance, Inc.
5.19%, 11/15/07	1,056	1,049,149
5.21%, 10/30/07	1,280	1,274,628
5.22%, 11/8/07	3,050	3,033,194
Wal Mart Stores, Inc.(1)
5.02%, 10/23/07	5,000	4,984,661

Total Commercial Paper
(amortized cost $135,007,527)		135,007,527

	Shares
MUTUAL FUNDS – 0.3%
Federated Prime Obligation Fund	425,693	425,693
SSGA Money Market Fund	1,489	1,489

TOTAL Mutual Funds
(amortized cost $427,182)		427,182

TOTAL INVESTMENTS – 100.2%
(cost $135,434,709)		135,434,709
Liabilities in excess of other assets – (0.2)%		(296,601)

NET ASSETS – 100.0%		$135,138,108

(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 these securities amounted to $37,473,689, representing 27.73% of net assets.

REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 97.0%
APARTMENTS – 11.4%
AvalonBay Communities, Inc.	68,381	$8,073,061
BRE Properties, Inc.	156,810	8,770,383
Equity Residential Properties Trust	156,066	6,610,956
GMH Communities Trust	931,956	7,222,659

		30,677,059

DIVERSIFIED – 8.7%
Lexington Corporate Properties Trust	559,900	11,203,599
Vornado Realty Trust	112,166	12,265,352

		23,468,951

HEALTH CARE EQUIPMENT & SERVICES – 15.2%
HCP, Inc.	224,288	7,439,633
Medical Properties Trust, Inc.	598,636	7,973,831
Nationwide Health Properties, Inc.	201,197	6,062,066
Tenet Healthcare Corp.*	1,315,900	4,421,424
Ventas, Inc.	363,650	15,055,110

		40,952,064

HOTELS & RESTAURANTS – 4.0%
Hilton Hotels Corp.	60,739	2,823,756
Host Marriott Corp.	354,519	7,955,406

		10,779,162

OFFICE – 12.7%
Alexandria Real Estate Equities, Inc.	108,323	10,427,172
Douglas Emmett, Inc.	77,245	1,910,269
Highwoods Properties, Inc.	267,925	9,824,810
SL Green Reality Corp.	103,896	12,131,936

		34,294,187

REGIONAL MALLS – 19.8%
General Growth Properties, Inc.	169,061	9,065,051
Macerich Co.	149,084	13,056,776
Pennsylvania Real Estate Investment	331,618	12,913,205
Simon Property Group, Inc.	182,770	18,277,000

		53,312,032

SHOPPING CENTERS – 10.3%
Developers Diversified Realty Corp.	159,696	8,922,216
Kimco Realty Corp.	236,726	10,702,382
Regency Centers Corp.	106,234	8,153,460

		27,778,058

STORAGE – 2.6%
Public Storage, Inc.	88,385	6,951,480

TIMBER & FOREST PRODUCTS – 4.5%
Plum Creek Timber Co., Inc.	274,213	12,273,774

WAREHOUSE & INDUSTRIAL – 7.8%
Eastgroup Properties, Inc.	166,009	7,513,567
ProLogis Trust	203,230	13,484,311

		20,997,878

Total Real Estate Investment Trusts
(cost $227,733,758)		261,484,645

	Principal Amount (000)
SHORT TERM INVESTMENTS – 2.8%
COMMERCIAL PAPER – 1.6%
Merrill Lynch & Co., Inc.	4,280	4,254,183

	Shares
MUTUAL FUNDS – 1.2%
Federated Prime Obligation Fund	3,179,472	3,179,472

TOTAL SHORT TERM INVESTMENTS
(amortized cost $7,433,655)		7,433,655

TOTAL INVESTMENTS – 99.8%
(cost $235,167,413)		268,918,300
Other assets less liabilities – 0.2%		569,495

NET ASSETS – 100.0%		$269,487,795

*	Non-income producing security

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCKS – 95.9%

AIR FREIGHT & LOGISTICS – 0.6%
Toll Holdings, Ltd.	AU	10,200	$118,384
United Parcel Services, Inc. Class B		4,600	345,460

			463,844

AUTOMOBILES – 1.2%
Harley-Davidson, Inc.		20,300	938,063

BEVERAGES – 2.3%
Diageo PLC ADR		11,900	1,043,987
Heineken Holding NV	NL	13,425	767,459

			1,811,446

CAPITAL MARKETS – 3.1%
Ameriprise Financial, Inc.		15,380	970,632
Bank Of New York Mellon Corp.		19,900	878,386
E*Trade Financial Corp.*		4,300	56,158
Morgan Stanley		6,400	403,200
State Street Corp.		1,900	129,504

			2,437,880

COMMERCIAL BANKS – 7.3%
Commerce Bancorp, Inc.		11,550	447,909
HSBC Holdings PLC	GB	109,325	2,016,055
Wachovia Corp.		30,520	1,530,578
Wells Fargo & Co.		51,000	1,816,620

			5,811,162

COMMERCIAL SERVICES & SUPPLIES – 1.1%
D & B Corp.		9,300	917,073

COMPUTERS & PERIPHERALS – 1.8%
Dell, Inc.*		31,300	863,880
Hewlett-Packard Co.		11,000	547,690

			1,411,570

CONSTRUCTION MATERIALS – 1.4%
Martin Marietta Materials, Inc.		4,800	641,040
Vulcan Materials Co.		5,600	499,240

			1,140,280

CONSUMER FINANCE – 4.4%
American Express Co.		58,600	3,479,082
Discover Financial Services*		3,150	65,520

			3,544,602

CONTAINERS & PACKAGING – 1.6%
Sealed Air Corp.		48,800	1,247,328

DIVERSIFIED CONSUMER SERVICES – 0.8%
H&R Block, Inc.		30,700	650,226

DIVERSIFIED FINANCIAL SERVICES – 6.1%
Citigroup, Inc.		28,833	1,345,636
JPMorgan Chase & Co.		62,096	2,845,239
Moody’s Corp.		13,300	670,320

			4,861,195

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.6%
Agilent Technologies, Inc.*		10,600	390,928
Tyco Electronics Ltd		24,832	879,798

			1,270,726

ENERGY EQUIPMENT & SERVICES – 1.0%
Transocean, Inc.*		7,300	825,265

FOOD & STAPLES RETAILING – 6.7%
Costco Wholesale Corp.		51,400	3,154,418
CVS Caremark Corp.		25,645	1,016,311
Wal-Mart Stores, Inc.		26,000	1,134,900

			5,305,629

FOOD PRODUCTS – 0.5%
The Hershey Co.		8,100	375,921

HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Covidien Ltd*		24,732	1,026,378

HEALTH CARE PROVIDERS & SERVICES – 2.2%
Cardinal Health, Inc.		9,900	619,047
Express Scripts, Inc.*		7,500	418,650
UnitedHealth Group, Inc.		14,030	679,473

			1,717,170

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	NL	1,760	157,677

HOUSEHOLD PRODUCTS – 1.1%
The Procter & Gamble Co.		12,100	851,114

INDUSTRIAL CONGLOMERATES – 1.4%
Tyco International Ltd		25,032	1,109,919

INSURANCE – 14.9%
Ambac Financial Group, Inc.		5,410	340,343
American International Group, Inc.		46,600	3,152,490
Aon Corp.		13,000	582,530
Berkshire Hathaway, Inc. Class A*		22	2,607,220
Loews Corp.		34,800	1,682,580
Markel Corp.*		120	58,080
Millea Holdings, Inc.	JP	17,500	703,410
NIPPONKOA Insurance Co., Ltd	JP	36,600	318,109
The Chubb Corp.		3,500	187,740
The Principal Financial Group, Inc.		4,000	252,360
The Progressive Corp.		63,000	1,222,830
Transatlantic Holdings, Inc.		10,487	737,551

			11,845,243

INTERNET & CATALOG RETAIL – 1.1%
Amazon.com, Inc.*		6,100	568,215
Expedia, Inc.*		4,200	133,896

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Liberty Media Corp - Interactive Series A*		10,500	$201,705

			903,816

INTERNET SOFTWARE & SERVICES – 0.4%
Google Inc., Class A*		600	340,362

IT SERVICES – 1.2%
Iron Mountain, Inc.*		31,050	946,404

MARINE – 0.7%
China Shipping Development Co., Ltd	HK	76,000	246,998
Kuehne & Nagel International AG	CH	3,000	294,538

			541,536

MEDIA – 6.0%
Comcast Corp. Class A Special*		87,100	2,086,916
Gannett Co., Inc.		2,900	126,730
Lagardere S.C.A.	FR	6,500	551,734
Liberty Media Corp - Capital Series A*		2,040	254,654
News Corp., Class A		57,300	1,260,027
Virgin Media, Inc.	GB	12,852	311,918
WPP Group PLC ADR		2,800	189,000

			4,780,979

METALS & MINING – 0.6%
BHP Billiton PLC	GB	6,800	242,617
Rio Tinto PLC	GB	2,900	249,981

			492,598

MULTILINE RETAIL – 0.2%
Sears Holdings Corp.*		1,040	132,288

OIL, GAS & CONSUMABLE FUELS – 13.0%
Canadian Natural Resources, Ltd.		5,300	401,475
China Coal Energy Co.*	HK	213,100	633,598
ConocoPhillips		45,628	4,004,769
Devon Energy Corp.		23,000	1,913,600
EOG Resources, Inc.		18,700	1,352,571
Occidental Petroleum Corp.		31,500	2,018,520

			10,324,533

PERSONAL PRODUCTS – 0.4%
Avon Products, Inc.		8,400	315,252

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
Hang Lung Group, Ltd.	HK	47,000	268,898

ROAD & RAIL – 0.1%
Asciano Group*	AU	7,300	57,970

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Texas Instruments, Inc.		7,500	274,425

SOFTWARE – 2.0%
Microsoft Corp.		53,800	1,584,948

SPECIALTY RETAIL – 1.3%
Bed Bath & Beyond, Inc.*		12,400	423,088
CarMax, Inc.*		14,600	296,818
Lowe’s Cos., Inc.		11,500	322,230

			1,042,136

TOBACCO – 3.1%
Altria Group, Inc.		35,500	2,468,315

TRANSPORTATION – 1.1%
China Merchants Holdings International Co., Ltd.	HK	98,988	616,660
Cosco Pacific, Ltd.	HK	83,300	263,754

			880,414

WIRELESS TELECOMMUNICATION SERVICES – 1.5%
SK Telecom Co., Ltd. ADR		13,700	406,890
Sprint Nextel Corp.		42,500	807,500

			1,214,390

Total Common Stocks
(cost $55,445,127)			76,288,975

	Principal Amount (000)
SHORT TERM INVESTMENT – 4.4%
REPURCHASE AGREEMENT – 4.4%
State Street Bank and Trust Company 4.380%, 10/1/07 (collateralized by $3,555,000 Federal Home Loan Mortgage, 4.375%, 09/17/10, with a value of $3,551,420 total to be received $3,481,270) (amortized cost $3,480,000)	$3,480	3,480,000

TOTAL INVESTMENTS – 100.3%
(cost $58,925,127)		79,768,975
Liabilities in excess of other assets – (0.3)%		(272,685)

NET ASSETS – 100.0%		$79,496,290

*	Non-income producing security

ADR American Depositary Receipt

AU	= Australia
CH	= Switzerland
FR	= France
GB	= United Kingdom
HK	= Hong Kong
JP	= Japan
NL	= Netherlands

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCKS – 98.5%

AEROSPACE & DEFENSE – 1.5%
Ceradyne, Inc.*		6,000	$454,440
Cubic Corp.		3,600	151,812
Curtiss-Wright Corp.		9,700	460,750
DRS Technologies, Inc.		5,400	297,648
Ducommun, Inc.*		1,100	35,530
DynCorp International, Inc.*		12,400	286,564
Edo Corp.		700	39,207
Heico Corp		1,000	49,360
Innovative Solutions & Support, Inc.*		700	13,279
Orbital Sciences Corp.*		19,000	422,560
United Industrial Corp.		1,300	97,838

			2,308,988

AIR FREIGHT & LOGISTICS – 0.4%
ABX Air, Inc.*		4,400	31,152
Atlas Air Worldwide Holdings, Inc.*		2,500	129,075
HUB Group, Inc.*		11,900	357,357
Pacer International, Inc.		2,600	49,530
Park-ohio Holdings Corp*		200	5,190

			572,304

AIRLINES – 0.5%
Allegiant Travel Co*		200	6,064
AMR Corp.*		7,800	173,862
Continental Airlines, Inc.*		1,300	42,939
Copa Holdings Sa		4,100	164,205
ExpressJet Holdings, Inc.*		5,200	16,068
Pinnacle Airlines Corp.*		4,000	64,080
Republic Airways Holdings, Inc.*		5,700	120,669
SkyWest, Inc.		900	22,653
US Airways Group, Inc.*		6,300	165,375

			775,915

AUTO COMPONENTS – 1.7%
Aftermarket Technology Corp.*		3,600	114,264
American Axle & Manufacturing Holdings, Inc.		15,200	383,800
Amerigon, Inc.*		2,700	46,737
ArvinMeritor, Inc.		13,600	228,752
Cooper Tire & Rubber Co		16,400	400,160
Drew Industries, Inc.*		5,000	203,400
Fuel Systems Solutions, Inc.*		600	10,716
GenTek, Inc.*		1,200	36,096
Gentex Corp		9,200	197,248
Hayes Lemmerz International, Inc.*		3,100	12,896
Lear Corp.*		8,040	258,084
Sauer- Danfoss, Inc.		3,500	93,380
Shiloh Industries, Inc.		500	5,290
Standard Motor Products, Inc.		2,100	19,740
Stoneridge, Inc.*		800	8,160
Tenneco Automotive, Inc.*		14,500	449,645
The Goodyear Tire & Rubber Co.*		3,200	97,312
TRW Automotive Holdings Corp.*		3,300	104,544

			2,670,224

AUTOMOBILES – 0.1%
Fleetwood Enterprises, Inc.*		2,800	23,940
Monaco Coach Corp.		3,300	46,299

			70,239

BEVERAGES – 0.1%
Boston Beer Co., Inc.*		1,100	53,526
MGP Ingredients, Inc.		1,600	16,432
Pepsi Bottling Group, Inc.		2,100	78,057

			148,015

BIOTECHNOLOGY – 0.5%
Acorda Therapeutics, Inc.*		2,500	45,875
Array Biopharma, Inc.*		100	1,123
Cubist Pharmaceuticals, Inc.*		12,200	257,786
Cytrx Corp.*		10,200	35,292
GTX, Inc.*		300	4,884
Halozyme Therapeutics, Inc.*		2,100	18,249
Immunomedics, Inc.*		4,100	9,389
Isis Pharmaceuticals, Inc.*		200	2,994
Myriad Genetics, Inc.*		900	46,935
OSI Pharmaceuticals, Inc.*		5,800	197,142
Regeneron Pharmaceuticals, Inc.*		5,100	90,780
Savient Pharmaceuticals, Inc.*		3,500	50,925
Seattle Genetics Inc*		1,700	19,108
Xoma Ltd*		4,000	13,640

			794,122

BUILDING PRODUCTS – 0.4%
Aaon, Inc.		950	18,744
American Woodmark Corp.		1,000	24,790
Ameron International Corp.		800	84,616
Apogee Enterprises, Inc.		3,100	80,414
Builders FirstSource, Inc.*		700	7,546
Goodman Global, Inc.*		4,100	97,908

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Lennox International, Inc.		5,800	$196,040
Simpson Manufacturing Co., Inc.		2,600	82,810
Universal Forest Products, Inc.		1,600	47,840
USG Corp.*		500	18,775

			659,483

CAPITAL MARKETS – 0.7%
Apollo Investment Corp.		1,200	24,960
Ares Capital Corp.		1,300	21,151
Calamos Asset Management, Inc.		1,000	28,230
Epoch Holding Corp*		300	4,224
GAMCO Investors, Inc.		2,200	120,560
GFI Group, Inc.*		1,800	155,016
Janus Capital Group, Inc.		11,400	322,392
Kohlberg Capital Corp		200	3,012
Mvc Capital Inc		100	1,853
optionsXpress Holdings Inc		1,400	36,596
Piper Jaffray Cos., Inc.*		2,800	150,080
Star Maritime Acquisition Corp*		1,400	19,614
SWS Group, Inc.		2,950	52,185
Tradestation Group Inc*		1,700	19,839
Us Global Investors Inc		2,300	43,746
WP Carey & Co., LLC		1,400	44,100

			1,047,558

CHEMICALS – 3.5%
American Vanguard Corp		300	5,856
Arch Chemicals, Inc.		3,100	145,328
Cabot Corp.		3,300	117,249
Calgon Carbon Corp.*		7,400	103,304
Celanese Corp.		5,000	194,900
CF Industries Holdings, Inc.		5,500	417,505
Eastman Chemical Co.		300	20,019
Ferro Corp.		11,400	227,772
FMC Corp.		200	10,404
Fuller H B Co.		12,900	382,872
Hercules, Inc.		16,800	353,136
Ico, Inc.*		3,100	43,648
Innophos Holdings, Inc.		2,000	30,480
Innospec, Inc.		3,000	68,340
Koppers Holdings, Inc.		2,800	108,108
Landec Corp.*		2,300	35,558
LSB Industries, Inc.*		1,300	30,745
Lubrizol Corp.		1,800	117,108
Lyondell Chemical Co.		5,500	254,925
Minerals Technologies, Inc.		2,400	160,800
Nalco Holding Co.		5,000	148,250
NewMarket Corp.		400	19,752
Olin Corp.		16,900	378,222
OM Group, Inc.*		3,600	190,116
Penford Corp		200	7,540
PolyOne Corp.*		4,000	29,880
Rockwood Holdings, Inc.*		6,200	222,146
Schulman A, Inc.		1,900	37,487
Scotts Miracle-Gro Co.		1,800	76,950
Sensient Technologies Corp.		14,000	404,180
Spartech Corp.		9,800	167,188
Stepan Chemical Co.		1,000	30,910
Terra Industries, Inc.*		9,300	290,718
Tronox, Inc.		3,500	32,550
Tronox, Inc.		300	2,709
Valhi, Inc.		2,100	49,875
WR Grace & Co.*		16,500	443,190

			5,359,720

COMMERCIAL BANKS – 0.7%
Amcore Financial, Inc.		900	22,428
Bancfirst Corp		100	4,487
Bancorpsouth, Inc.		500	12,150
Capital City Bank Group Inc		100	3,120
Cascade Bancorp		600	13,356
Centennial Bank Holdings Inc*		500	3,200
Central Pacific Financial Corp.		1,100	32,120
Citizens Banking Corp.		2,100	33,831
City Holding Co.		1,200	43,692
Columbia Banking Systems, Inc.		500	15,910
Comerica, Inc.		3,700	189,736
First Citizens BancShares, Inc.		100	17,440
First Security Group, Inc.		2,000	20,000
FirstMerit Corp.		100	1,976
FNB Corp.		5,500	90,970
Greater Bay Bancorp		4,400	121,440
Hanmi Financial Corp.		1,300	20,137
Imperial Capital Bancorp, Inc.		500	14,125
Independent Bank Corp		100	2,970
Intervest Bancshares Corp.		200	4,950
National Penn Bancshares, Inc.		382	6,251
NBT Bancorp, Inc.		500	10,870
Park National Corp.		800	69,760
Porter Bancorp, Inc.		300	6,300
Preferred Bank		700	27,538
Republic Bancorp, Inc.		215	3,405
Southwest Bancorp, Inc.		100	1,882
Sterling Financial Corp.		400	6,860
SVB Financial Group*		5,300	251,008
Texas Capital Bancshares Inc*		600	13,044
UMB Financial Corp.		1,100	47,146
WesBanco, Inc.		1,000	24,980

			1,137,082

COMMERCIAL SERVICES & SUPPLIES – 5.9%
ABM Industries, Inc.		15,700	313,686
Acco Brands Corp.*		13,400	300,696
Administaff, Inc.		9,000	326,700

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Advisory Board Co*		700	$40,929
Allied Waste Industries, Inc.*		9,300	118,575
American Ecology Corp.		300	6,357
Barrett Business Services, Inc.		400	9,532
Bowne & Co., Inc.		4,500	74,970
CBIZ, Inc.*		1,400	11,130
Cdi Corp.		3,000	83,640
Choicepoint Inc*		2,300	87,216
Comfort Systems USA, Inc.		5,600	79,520
COMSYS IT Partners, Inc.*		4,600	77,326
Consolidated Graphics, Inc.*		4,200	263,718
Cornell Cos., Inc.*		2,400	56,520
Corporate Executive Board Co.		700	51,968
CRA International, Inc.*		200	9,638
D & B Corp.		1,000	98,610
Deluxe Corp.		13,000	478,920
Diamond Management & Technology Consultants, Inc.		5,400	49,680
Ennis, Inc.		2,200	48,488
Exponent, Inc.*		3,300	82,797
First Consulting Group, Inc.*		100	1,030
FTI Consulting, Inc.*		600	30,186
Fuel Tech Inc*		1,300	28,717
Geoeye, Inc.*		1,300	33,475
Heidrick & Struggles International, Inc.*		8,200	298,890
Hewitt Associates, Inc.*		1,200	42,060
HNI Corp.		2,100	75,600
Hudson Highland Group, Inc.*		4,700	59,831
Icf International, Inc.*		1,400	38,612
IHS, Inc.*		3,600	203,364
IKON Office Solutions, Inc.		29,600	380,360
Interface, Inc.		13,000	234,650
Kelly Services, Inc.		400	7,924
Kforce, Inc.*		1,300	16,718
Knoll, Inc.		18,700	331,738
Korn / Ferry International*		19,100	315,341
Labor Ready, Inc.*		18,600	344,286
Layne Christensen Co.*		1,400	77,672
Manpower, Inc.		2,600	167,310
Mcgrath Rentcorp.		300	9,972
Miller Herman, Inc.		3,400	92,276
PHH Corp.*		6,500	170,820
Pike Electric Corp.*		3,000	56,280
Republic Services, Inc.		6,500	212,615
Resources Global Professionals		5,500	127,325
Rollins, Inc.		8,000	213,520
RR Donnelley & Sons Co.		5,400	197,424
RSC Holdings, Inc.*		5,500	90,200
Schawk, Inc.		200	4,514
School Specialty, Inc.*		600	20,778
Spherion Corp.*		10,600	87,556
Steelcase, Inc.		10,600	190,588
Taleo Corp.*		3,600	91,476
Team, Inc.*		3,200	87,616
Teletech Holdings, Inc.*		11,700	279,747
Tetra Tech, Inc.*		13,700	289,344
United Stationers, Inc.*		7,300	405,296
Viad Corp.		8,900	320,400
Volt Information Sciences, Inc.*		1,250	22,050
Waste Connections, Inc.*		9,000	285,840
Waste Industries USA, Inc.		1,100	31,482
Watson Wyatt Worldwide, Inc.		9,000	404,460

			9,049,959

COMMUNICATIONS EQUIPMENT – 2.9%
ADC Telecommunications, Inc.*		21,900	429,459
Adtran, Inc.		17,000	391,510
Anaren, Inc.*		1,600	22,560
Andrew Corp.*		9,300	128,805
Arris Group, Inc.*		29,500	364,325
Avaya, Inc.*		11,800	200,128
Bel Fuse, Inc.		700	26,726
Blue Coat Systems, Inc.*		900	70,884
C-Cor.net Corp.*		4,500	51,705
CommScope, Inc.*		3,900	195,936
Comtech Group, Inc.*		1,500	27,315
Comtech Telecommunications*		8,400	449,316
Ditech Networks, Inc.*		2,200	11,594
Dycom Industries, Inc.*		12,200	373,686
EMS Technologies, Inc.*		3,200	78,496
Extreme Networks, Inc.*		15,600	59,904
Foundry Networks, Inc.*		15,800	280,766
Harmonic, Inc.*		6,900	73,209
Infinera Corp*		2,600	52,390
Interdigital, Inc.*		16,700	347,026
Ixia*		700	6,104
Loral Space & Communications, Inc.*		1,300	51,675
Mastec, Inc.*		4,700	66,129
Netgear, Inc.*		4,800	146,016
Network Equipment Technologies, Inc.*		5,100	73,950
Performance Technologies, Inc.*		700	3,507
Plantronics, Inc.		10,500	299,775
Shoretel, Inc.*		6,100	87,352
Starent Networks Corp*		1,310	27,654
Symmetricom, Inc.*		700	3,290

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Viasat, Inc.*		3,400	$104,822

			4,506,014

COMPUTERS & PERIPHERALS – 1.7%
Brocade Communications Systems, Inc.*		11,100	95,016
Data Domain, Inc.*		50	1,548
Eletronics for Imaging, Inc.*		13,200	354,552
Emulex Corp.*		18,532	355,258
Hypercom Corp.*		2,500	11,300
Immersion Corp*		1,200	19,656
Iomega Corp*		4,600	24,104
NCR Corp.*		3,500	174,300
Netezza Corp*		360	4,504
Network Appliance, Inc.*		7,500	201,825
Novatel Wireless, Inc.*		5,200	117,780
Palm, Inc.*		15,800	257,066
PROS Holdings, Inc.*		4,800	57,936
QLogic Corp.*		12,500	168,125
Rimage Corp*		200	4,488
Stratasys, Inc.*		3,700	101,972
Synaptics, Inc.*		7,600	362,976
Western Digital Corp.*		13,000	329,160
Xyratex Ltd*		1,000	19,190

			2,660,756

CONSTRUCTION & ENGINEERING – 1.0%
Aecom Technology Corp.*		600	20,958
Chicago Bridge & Iron Co.		3,500	150,710
EMCOR Group, Inc.*		15,100	473,536
Fluor Corp.		100	14,398
Integrated Electrical Services, Inc.*		1,700	43,537
Michael Baker Corp.*		1,400	68,614
Perini Corp.*		7,600	425,068
Quanta Services, Inc.*		11,199	296,214
Washington Group International, Inc.*		700	61,467

			1,554,502

CONSTRUCTION MATERIALS – 0.0%
US Concrete, Inc.*		100	659

CONSUMER FINANCE – 0.4%
Advance America Cash Advance Centers, Inc.		3,000	32,010
Advanta Corp.		12,900	353,718
AmeriCredit Corp.*		9,000	158,220
Discover Financial Services*		200	4,160
Ezcorp, Inc.*		1,200	16,140
World Acceptance Corp.*		2,800	92,624

			656,872

CONTAINERS & PACKAGING – 1.0%
AEP Industries, Inc.*		900	38,106
Aptargroup, Inc		2,600	98,462
Crown Holdings, Inc.*		3,700	84,212
Graphic Packaging Corp.*		2,000	9,040
Myers Industries, Inc.		3,200	63,424
Owens- Ilinois, Inc.*		5,400	223,830
Packaging Corp of America		9,300	270,351
Pactiv Corp.*		5,400	154,764
Rock-Tenn Co.		12,700	367,030
Silgan Holdings, Inc.		3,700	198,875
Sonoco Products Co.		2,100	63,378

			1,571,472

DISTRIBUTORS – 0.0%
Core-mark Holding Co Inc*		700	24,661
Keystone Automotive Industries, Inc.*		300	14,328

			38,989

DIVERSIFIED CONSUMER SERVICES – 1.7%
Capella Education Co*		300	16,773
Career Education Corp.*		1,600	44,784
Coinmach Service Corp., Class A		600	7,194
Coinstar, Inc.*		10,200	328,134
CPI Corp.		700	26,964
DeVry, Inc.		12,400	458,924
ITT Educational Services, Inc.*		1,400	170,366
Jackson Hewitt Tax Service, Inc.		3,700	103,452
Matthews International Corp		1,100	48,180
Pre-Paid Legal Services, Inc.*		2,000	110,920
Regis Corp.		9,700	309,527
Service Corp International		10,000	129,000
Sotheby’s Holdings		1,500	71,685
Steiner Leisure, Ltd.*		2,200	95,480
Stewart Enterprises, Inc.		13,100	99,822
Strayer Education, Inc.		3,500	590,205

			2,611,410

DIVERSIFIED FINANCIAL SERVICES – 0.7%
Asset Acceptance Capital Corp.		3,500	40,600
Asta Funding, Inc.		1,700	65,144
CIT Group, Inc.		4,700	188,940
Financial Federal Corp.		2,500	70,025
International Securities Exchange, Inc.		5,100	338,997
Marketaxess Holdings, Inc.*		3,300	49,500
Portfolio Recovery Associates, Inc.		5,300	281,271

			1,034,477

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.6%
Alaska Communications Systems, Inc.		6,600	95,370
Atlantic Tele-network, Inc.		1,800	65,430

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Cbeyond, Inc.*		8,000	$326,320
CenturyTel, Inc.		4,100	189,502
Cincinnati Bell, Inc.*		77,300	381,862
Citizens Banking Corp.		12,076	172,928
Cogent Communications Group, Inc.*		13,400	312,756
Consolidated Communications Holdings, Inc.		2,700	52,947
Embarq Corp.		4,000	222,400
Fairpoint Communications, Inc.		600	11,316
General Communication, Inc.*		2,600	31,564
Iowa Telecommunication Services, Inc.		4,900	97,265
North Pittsburgh Systems, Inc.		200	4,752
Ntelos Holdings Corp		5,000	147,300
Paetec Holding Corp.*		2,300	28,681
Premiere Global Services, Inc.*		19,400	245,410
Surewest Communications		400	10,004
Time Warner Telecom, Inc.*		700	15,379

			2,411,186

ELECTRIC UTILITIES – 0.8%
Central Vermont Public Service Corp.		800	29,232
El Paso Electric Co.*		13,700	316,881
Northeast Utilities		3,100	88,567
Otter Tail Corp.		3,600	128,340
Portland General Electric Co.		3,700	102,860
Reliant Energy, Inc.*		3,500	89,600
Unisource Energy Corp		10,300	307,867
Westar Energy, Inc.		4,000	98,240

			1,161,587

ELECTRICAL EQUIPMENT – 1.5%
Acuity Brands, Inc.		5,400	272,592
AuthenTec, Inc.*		3,700	37,000
Azz, Inc.*		1,400	48,944
Belden CDT, Inc.		3,059	143,498
Coleman Cable, Inc.*		100	1,384
Encore Wire Corp.		1,600	40,208
EnerSys*		2,900	51,533
Fuelcell Energy Inc*		2,500	22,350
Genlyte Group, Inc.*		1,600	102,816
GrafTech International, Ltd.*		28,300	504,872
Hubbell, Inc., Class B		400	22,848
II-VI, Inc.*		3,000	103,590
LSI Industries, Inc.		1,200	24,624
Powell Industries, Inc.*		300	11,367
Regal-Beloit Corp.		1,700	81,413
Rockwell Automation, Inc.		400	27,804
Smith A O Corp.		1,300	57,044
Superior Essex, Inc.*		1,200	44,736
The Lamson & Sessions Co.*		1,400	37,744
Thomas & Betts Corp.*		3,000	175,920
Vicor Corp.		1,000	12,120
Woodward Governor Co.		8,300	517,920

			2,342,327

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.3%
Acacia Research - Acacia Technologies*		5,400	79,272
Anixter International, Inc.*		400	32,980
Arrow Financial Corp.*		5,000	212,600
Avnet, Inc.*		8,200	326,852
AVX Corp.		300	4,830
Checkpoint Systems, Inc.*		8,700	229,593
Cognex Corp.		2,500	44,400
CPI International, Inc.*		900	17,109
CTS Corp.		4,600	59,340
Dolby Laboratories, Inc.*		2,500	87,050
Electro Scientific Industries, Inc.*		2,000	47,920
Excel Technology, Inc.*		300	7,485
Faro Technologies, Inc.*		2,400	105,960
Flir Systems, Inc.*		900	49,851
Insight Enterprises, Inc.*		7,900	203,899
Littelfuse, Inc.*		6,500	231,985
Lojack Corp*		3,200	60,672
Measurement Specialties Inc*		500	13,950
Methode Electronics, Inc.		5,200	78,260
Mettler Toledo International, Inc.*		1,800	183,600
MTS Technologies, Inc.		2,300	95,680
Nam Tai Electronics, Inc.		900	11,322
National Instruction Corp.		1,300	44,629
OYO Geospace Corp.*		400	37,084
Park Electrochemical Corp.		2,700	90,666
Pc Connection, Inc.*		2,900	36,250
Rofin-Sinar Technologies, Inc.*		5,700	400,197
Sanmina-SCI Corp.*		36,900	78,228
Smart Modular Technologies, Inc.*		3,500	25,025
SYNNEX Corp.*		600	12,336
Tech Data Corp.*		6,620	265,594
Technitrol, Inc.		5,500	148,225
Tektronix, Inc.		7,200	199,728
Zygo Corp.*		600	7,818

			3,530,390

ENERGY EQUIPMENT & SERVICES – 2.1%
Atwood Oceanics, Inc.*		3,200	244,992
Dawson Geophysical Co.*		700	54,257

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Dresser-rand Group, Inc.*		4,400	$187,924
Ensign Energy Services, Inc.	CA	1,700	32,043
Global Industries, Inc.*		7,300	188,048
Grey Wolf, Inc.*		55,900	366,145
Gulf Island Fabrication, Inc.		1,300	49,907
Gulfmark Offshore, Inc.*		7,400	360,084
Hercules Offshore, Inc.*		9,782	255,408
Leader Energy Services, Ltd.(1)*	CA	12,600	2,782
NATCO Group, Inc.*		5,600	289,800
Newpark Resources*		6,700	35,912
Oil States International, Inc.*		7,400	357,420
Patterson-UTI Energy, Inc.		1,000	22,570
SEACOR Holdings, Inc.*		2,400	228,240
Superior Energy Services, Inc.*		1,200	42,528
T-3 Energy Services, Inc.*		1,800	76,752
Technicoil Corp.*	CA	16,600	10,163
Tidewater, Inc.		2,000	125,680
Trican Well Service, Ltd.	CA	1,200	24,389
Trico Marine Services, Inc.*		1,300	38,740
Willbros Group, Inc.*		5,300	180,200

			3,173,984

FOOD & STAPLES RETAILING – 0.8%
Arden Group, Inc.		200	27,906
BJ’s Wholesale Club, Inc.*		6,800	225,488
Casey’s General Stores, Inc.		7,100	196,670
Ingles Markets, Inc.		4,300	123,238
Longs Drug Stores Corp.		963	47,832
Nash Finch Co.		2,500	99,575
Pathmark Stores, Inc.*		200	2,550
Performance Food Group Co.*		10,200	307,326
Pricesmart, Inc.		1,100	25,960
Spartan Stores, Inc.		2,000	45,060
SUPERVALU, Inc.		4,000	156,040

			1,257,645

FOOD PRODUCTS – 0.7%
Cal-maine Foods, Inc.		3,100	78,244
Darling International, Inc.*		3,300	32,637
Flowers Foods, Inc.		19,100	416,380
Fresh Del Monte Produce, Inc.		5,600	161,000
Green Mountain Coffee Roasters Inc*		1,600	53,104
Imperial Sugar Co.		2,600	67,938
J & J Snack Foods Corp.		400	13,928
Jm Smucker Co./ the		2,600	138,892
Lance, Inc.		600	13,812
Reddy Ice Holdings, Inc.		1,900	50,103
Tyson Foods, Inc.		1,100	19,635

			1,045,673

GAS UTILITIES – 1.2%
Atmos Energy Corp.		4,600	130,272
New Jersey Resources Corp.		7,300	362,007
Northwest Natural Gas Co.		8,000	365,600
Oneok, Inc.		4,000	189,600
Semco Energy, Inc.*		400	3,156
South Jersey Industries, Inc.		2,500	87,000
Southwest Gas Corp.		7,000	198,030
UGI Corp.		4,359	113,247
WGL Holdings, Inc.		12,300	416,847

			1,865,759

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
Align Technology, Inc.*		12,400	314,092
Analogic Corp.		3,100	197,656
Arthrocare Corp.*		1,400	78,246
Conmed Corp.*		9,500	265,905
Cynosure, Inc.*		1,400	51,660
Dade Behring Holdings, Inc.		3,400	259,590
Datascope Corp.		1,700	57,477
Edwards Lifesciences Corp.*		1,900	93,689
Greatbatch, Inc.*		2,600	69,134
Hansen Medical Inc*		1,200	32,532
Hologic, Inc.*		600	36,600
Immucor, Inc.*		9,550	341,412
Intuitive Surgical, Inc.*		100	23,000
Inverness Medical Innovations Inc*		349	19,307
Iris International Inc*		900	17,280
Kinetic Concepts, Inc.*		5,000	281,400
Meridian Bioscience, Inc.		6,850	207,692
OraSure Technologies, Inc.*		1,100	11,055
Quidel Corp.*		4,600	89,976
Regeneration Technologies, Inc.*		1,500	16,080
Stereotaxis, Inc.*		400	5,516
STERIS Corp.		14,300	390,819
West Pharmaceutical Services, Inc.		3,000	124,980

			2,985,098

HEALTH CARE PROVIDERS & SERVICES – 3.4%
Air Methods Corp.*		1,900	87,780
Alliance Imaging, Inc.*		8,300	75,198
American Dental Partners, Inc.*		1,700	47,617
AMERIGROUP Corp.*		5,900	203,432
AmerisourceBergen Corp.		4,400	199,452

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Apria Healthcare Group, Inc.*		14,400	$374,544
Centene Corp.*		9,700	208,647
Chemed Corp.		7,600	472,416
Community Health Systems, Inc.*		2,300	72,312
Corvel Corp.*		1,200	27,744
Coventry Health Care, Inc.*		4,100	255,061
Cross Country Healthcare, Inc.*		300	5,241
Cryolife, Inc.*		2,400	22,680
Emergency Medical Services LP*		9,500	287,375
Gentiva Health Services, Inc.*		100	1,921
Hanger Orthopedic Group, Inc.*		500	5,665
Health Net, Inc.*		3,900	210,795
Healthextras Inc*		3,100	86,273
Healthspring, Inc.*		17,700	345,150
Humana, Inc.*		4,000	279,520
Kindred Healthcare, Inc.*		11,700	209,547
Laboratory Corp of America Holdings*		1,200	93,876
Landauer, Inc.		1,500	76,440
LCA- Vision, Inc.		6,100	179,279
Lifepoint Hospitals, Inc.*		1,500	45,015
Lincare Holdings, Inc.*		2,200	80,630
Matria Healthcare, Inc.*		1,100	28,776
Medcath Corp.*		3,100	85,126
Molina Healthcare, Inc.*		7,900	286,533
National Healthcare Corp.		200	10,278
Nighthawk Radiology Holdings, Inc.*		1,500	36,765
Pharmerica Corp*		4,347	64,857
Providence Service Corp*		300	8,808
PSS World Medical, Inc.*		11,000	210,430
Rehabcare Group Inc*		800	14,072
Res-Care, Inc.*		1,200	27,408
Sierra Health Services, Inc.*		600	25,314
Skilled Healthcare Group, Inc.*		4,100	64,575
Sunrise Senior Living, Inc.*		9,600	339,552
WellCare Health Plan, Inc.*		1,300	137,059

			5,293,163

HEALTH CARE TECHNOLOGY – 0.3%
Computer Programs & Systems, Inc.		300	7,908
Eclipsys Corp*		7,900	184,228
Omnicell, Inc.*		5,900	168,386
Phase Forward, Inc.*		6,000	120,060

			480,582

HOTELS RESTAURANTS & LEISURE – 2.0%
AFC Enterprises*		3,000	45,150
Ambassadors Group, Inc.		1,800	68,580
Ameristar Casinos, Inc.		2,900	81,490
Applebees International, Inc.		12,100	301,048
Bob Evans Farms, Inc.		11,700	353,106
Buffalo Wild Wings, Inc.*		2,800	105,616
Burger King Holdings, Inc.		2,700	68,823
CBRL Group, Inc.		4,496	183,437
CEC Entertainment, Inc.*		6,800	182,716
Chipotle Mexican Grill, Inc.*		400	47,252
Churchill Downs, Inc.		100	4,996
CKE Restaurants, Inc.		6,500	105,365
Darden Restaurants, Inc.		400	16,744
Dennys Corp.*		17,100	68,400
Domino’s Pizza, Inc.		12,400	205,716
Ihop Corp.		6,000	379,980
Jack In The Box, Inc.*		3,000	194,520
Lodgian, Inc.*		100	1,180
Luby’s Cafeterias, Inc.*		1,400	15,428
McCormick & Schmicks Seafood*		1,400	26,362
Monarch Casino & Resort, Inc.*		2,900	82,505
Morton’s Restaurant Group, Inc.*		100	1,590
Multimedia Games, Inc.*		200	1,704
O’Charley’s, Inc.		2,800	42,448
Premier Exhibitions, Inc.*		3,800	57,304
Riviera Holdings Corp*		100	2,805
Ruby Tuesday, Inc.		500	9,170
Speedway Motorsports, Inc.		100	3,700
Vail Resorts, Inc.*		2,500	155,725
Wendy’s International, Inc.		4,800	167,568
Wyndham Worldwide Corp.		3,200	104,832

			3,085,260

HOUSEHOLD DURABLES – 1.9%
American Greetings Corp.		16,400	432,960
Avatar Holdings, Inc.*		500	24,965
Black & Decker Corp		2,400	199,920
Blyth, Inc.		11,400	233,130
Champion Enterprises, Inc.*		9,200	101,016
CSS Industries, Inc.		1,400	50,358
Helen Of Troy, Ltd.*		2,400	46,344
Hooker Furniture Corp.		900	18,018
KB Home		4,700	117,782
Kimball International, Inc.		6,900	78,522
La Z Boy, Inc.		3,100	22,878

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Lennar Corp.		400	$9,060
Libbey, Inc.		1,100	19,272
Mohawk Industries, Inc.*		100	8,130
NYR, Inc.*		400	188,100
Russ Berrie & Co., Inc.*		600	10,080
Stanley Furniture Co., Inc.		400	6,500
Tempur-Pedic International, Inc.		17,600	629,200
Tupperware Brands Corp.		15,700	494,393
Universal Electronics, Inc.*		2,400	78,000
Whirlpool Corp		1,500	133,650

			2,902,278

HOUSEHOLD PRODUCTS – 0.3%
Clorox Co.		3,300	201,267
Energizer Holdings, Inc.*		1,700	188,445
WD-40 Co.		1,800	61,452

			451,164

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Canadian Hydro Developers, Inc.*	CA	7,800	48,537
NRG Energy, Inc.*		5,500	232,595

			281,132

INDUSTRIAL CONGLOMERATES – 0.4%
Raven Industries, Inc.		1,100	44,055
Sequa Corp.*		1,100	182,358
Teleflex, Inc.		3,300	257,136
Tredegar Corp.		5,800	100,050

			583,599

INSURANCE – 5.3%
Affirmative Insurance Holdings, Inc.		300	3,447
Alfa Corp.		900	16,362
Allied World Assurance Holdings, Ltd.		700	36,337
Ambac Financial Group, Inc.		2,500	157,275
American Equity Investment Life Holding Co.		3,900	41,535
American Financial Group, Inc.		2,500	71,300
American Physicians Capital, Inc.		2,250	87,660
Amerisafe, Inc.*		4,000	66,160
Amtrust Financial Services, Inc.		3,300	50,061
Arch Cap Group, Ltd.*		2,000	148,820
Argo Group International Holdings, Inc.*		4,225	183,830
Aspen Insurance Holdings, Ltd.		7,200	200,952
Assurant, Inc.		3,900	208,650
Assured Guaranty, Ltd.		7,500	203,775
Axis Capital Holdings Ltd		1,400	54,474
Cincinnati Financial Corp.		2,000	86,620
CNA Financial Corp.		200	7,864
CNA Surety Corp.*		4,200	74,046
Commerce Group, Inc.		5,500	162,085
Darwin Professional Underwriters, Inc.*		900	19,440
Delphi Financial Group, Inc.		9,450	381,969
Donegal Group, Inc.		533	8,624
EMC Insurance Group, Inc.		700	18,193
Endurance Specialty Holdings Ltd		800	33,240
Everest Re Group, Ltd.		1,300	143,312
FBL Financial Group, Inc.		4,300	169,807
Fidelity National Title Group, Inc.		8,400	146,832
FPIC Insurance Group, Inc.*		1,600	68,880
Great American Financial Resources, Inc.		200	4,904
Harleysville Group, Inc.		3,400	108,732
Hilb Rogal & Hobbs Co.		1,800	77,994
Horace Mann Educators Corp.		10,600	208,926
Infinity Property & Casualty Corp.		7,000	281,540
IPC Holdings, Ltd.		10,500	302,925
James River Group, Inc.		100	3,240
LandAmerica Financial Group, Inc.		5,800	226,084
Max Re Capital, Ltd.		10,200	286,008
MBIA, Inc.		3,600	219,780
Meadowbrook Insurance Group, Inc.*		3,800	34,238
Montpelier Re Holdings, Ltd.		400	7,080
National Interstate Corp		500	15,395
National Western Life Insurance Co.		100	25,596
Nationwide Financial Services		2,100	113,022
Navigators Group, Inc.*		600	32,550
Nymagic, Inc.		1,100	30,591
Odyssey Re Holdings Corp.		3,600	133,596
PartnerRe, Ltd.		1,800	142,182
Phoenix Cos., Inc.		25,300	356,983
Platinum Underwriters Holdings, Ltd.		8,900	320,044
ProAssurance Corp.*		6,000	323,220
Procentury Corp.		2,000	29,260
Ram Holdings Ltd*		1,600	14,880
Reinsurance Group of America, Inc.		1,900	107,711

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
RenaissanceRe Holdings, Ltd.		1,600	$104,656
RLI Corp.		7,000	397,040
Safeco Corp.		3,500	214,270
Safety Insurance Group, Inc.		500	17,970
SeaBright Insurance Holdings, Inc.*		3,600	61,452
Selective Insurance Group, Inc.		6,900	146,832
Stancorp Financial Group, Inc.		2,000	99,020
State Auto Financial Corp.		2,500	73,125
The Midland Co.		2,000	109,920
Transatlantic Holdings, Inc.		700	49,231
United America Indemnity, Ltd.*		7,900	169,929
United Fire & Casualty Co.		3,000	117,270
Universal American Financial Corp.*		900	20,529
Zenith National Insurance Corp.		8,900	399,521

			8,238,796

INTERNET & CATALOG RETAIL – 1.0%
1-800-flowers.com, Inc.*		6,100	70,699
Blue Nile, Inc.*		3,800	357,656
Expedia, Inc.*		4,018	128,094
FTD Group, Inc.		2,800	41,664
Gaiam, Inc.*		3,100	74,493
Netflix , Inc.*		4,300	89,096
Overstock.com Inc*		1,000	28,800
PetMed Express Common, Inc.*		3,000	42,030
Priceline.com, Inc.*		6,400	568,000
Shutterfly Inc*		1,200	38,292
Stamps.com, Inc.*		800	9,576
Systemax, Inc.		3,500	71,540
Valuevision Media, Inc.*		1,200	8,892

			1,528,832

INTERNET SOFTWARE & SERVICES – 2.1%
Asiainfo Holdings, Inc.*		7,800	70,668
Bankrate, Inc.*		2,100	96,852
Chordiant Software, Inc.*		6,600	91,476
CMGI, Inc.*		111,800	152,048
ComScore, Inc.*		500	13,500
Cybersource Corp.*		1,200	14,028
DealerTrack Holdings, Inc.*		1,300	54,444
Dice Holdings, Inc.*		1,700	17,476
Digital River, Inc.*		5,200	232,700
Divx Inc*		1,300	19,331
Equinix Inc*		400	35,476
Greenfield Online, Inc.*		3,500	53,375
Ibasis, Inc.*		1,200	12,900
Imergent, Inc.		2,000	44,860
Interwoven, Inc.*		5,700	81,111
j2 Global Communications, Inc.*		12,600	412,398
Keynote Systems, Inc.*		500	6,865
Loopnet, Inc.*		2,700	55,458
Omniture Inc*		4,000	121,280
Open Text Corp.*		9,900	257,103
Perficient Inc*		1,500	32,805
S1 Corp.*		10,600	95,930
SonicWall, Inc.*		8,600	75,078
Techtarget Inc*		570	9,633
TheStreet.com, Inc.		4,200	50,862
Travelzoo, Inc.*		1,000	22,950
United Online, Inc.		26,800	402,268
Valueclick, Inc.*		19,000	426,740
VeriSign, Inc.*		3,100	104,594
Vignette Corp.*		5,200	104,364
Vocus Inc*		1,100	32,164
Websense, Inc.*		2,700	53,271

			3,254,008

IT SERVICES – 2.7%
Acxiom Corp.		8,300	164,257
Affiliated Computer Services, Inc.*		2,700	135,648
Alliance Data Systems Corp.*		1,400	108,416
Authorize.net Holdings, Inc.*		4,400	77,572
BearingPoint, Inc.*		15,200	61,560
Broadridge Financial Solutions, Inc.		8,800	166,760
CACI International, Inc.*		1,500	76,635
Ceridian Corp.*		857	29,772
Ciber, Inc.*		9,000	70,290
Computer Sciences Corp.*		7,100	396,890
Convergys Corp.*		13,300	230,888
CSG Systems International, Inc.*		13,000	276,250
DST Systems, Inc.*		1,600	137,296
Electronic Data Systems Corp		3,000	65,520
Fiserv, Inc.*		2,700	137,322
Forrester Research, Inc.*		1,500	35,355
Gartner, Inc.*		4,200	102,732
Heartland Payment Systems, Inc.		7,000	179,900
Mantech International Corp.*		8,500	305,830
MAXIMUS, Inc.		3,900	169,962
MPS Group, Inc.*		17,100	190,665
NCI, Inc.*		1,600	30,272
Perot Systems Corp.*		11,900	201,229
Rightnow Technologies Inc*		900	14,481
Safeguard Scientifics, Inc.*		4,500	10,305
SAIC, Inc.*		7,700	147,763
Sapient Corp.*		15,400	103,334
SRA International, Inc.*		1,800	50,544

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
SYKES Enterprises, Inc.*		3,900	$64,779
Syntel, Inc.		6,200	257,796
TNS, Inc.		100	1,606
Total System Services, Inc.		3,900	108,342
Unisys Corp.*		4,400	29,128
Wright Express Corp.*		200	7,298

			4,146,397

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Arctic Cat, Inc.		500	8,180
Brunswick Corp.		5,300	121,158
Callaway Golf Co.		12,100	193,721
Hasbro, Inc.		1,200	33,456
Jakks Pacific, Inc.*		4,400	117,524
Polaris Industries, Inc.		9,100	396,942
RC2 Corp.*		3,100	85,839
Steinway Musical Instruments, Inc.		800	23,696
Sturm Ruger & Co., Inc.*		4,900	87,759

			1,068,275

LIFE SCIENCES TOOLS & SERVICES – 1.3%
Albany Molecular Research, Inc.*		2,000	30,200
Bio-Rad Laboratories, Inc.*		1,300	117,650
Bruker BioSciences Corp.*		1,500	13,200
Cambrex Corp		100	1,089
Covance, Inc.*		300	23,370
Dionex Corp.*		5,000	397,300
eResearch Technology, Inc.*		4,200	47,838
Invitrogen Corp.*		2,500	204,325
Kendle International, Inc.*		1,500	62,295
Parexel International Corp.*		6,700	276,509
PerkinElmer, Inc.		3,600	105,156
PharmaNet Development Group, Inc.*		3,400	98,702
Techne Corp.*		200	12,616
Varian, Inc.*		7,900	502,519
Ventana Medical Systems, Inc.*		1,900	163,229

			2,055,998

MACHINERY – 4.0%
Accuride Corp.*		5,900	71,449
Actuant Corp. Class A		3,100	201,407
AGCO Corp.*		700	35,539
American Science & Engineering Inc		800	50,128
Ampco-Pittsburgh Corp.		1,900	74,822
Astec Industries, Inc.*		5,300	304,485
Axsys Technologies Inc*		300	9,288
Badger Meter, Inc.		900	28,845
Barnes Group, Inc.		4,400	140,448
Blount International, Inc.*		2,800	31,808
Cascade Bancorp		2,600	169,442
CIRCOR International, Inc.		1,900	86,279
Clarcor, Inc.		2,900	99,209
Columbus Mckinnon Corp.*		1,900	47,291
Crane Co.		100	4,797
Cummins, Inc.		1,300	166,257
EnPro Industries, Inc.*		6,400	259,840
Freightcar America, Inc.		600	22,920
Gardner Denver, Inc.*		7,700	300,300
Gorman-rupp Co.		300	9,948
Hardinge, Inc.		1,900	66,177
Hurco Cos., Inc.*		1,300	70,278
Kadant, Inc.*		2,100	58,800
Kaydon Corp.		6,200	322,338
Lb Foster Co*		800	34,768
Mccoy Corp.(1)	CA	6,200	30,740
Middleby Corp.*		5,400	348,516
Miller Industries, Inc.*		100	1,712
Mueller Industries, Inc.		7,100	256,594
NACCO Industries, Inc.		2,000	206,960
Navistar International Corp., Inc.*		2,000	123,400
Nordson Corp.		3,100	155,651
Pall Corp.		4,700	182,830
RBC Bearings, Inc.*		2,700	103,545
Robbins & Myers, Inc.		5,200	297,908
SPX Corp.		3,600	333,216
Sun Hydraulics, Inc.		2,450	77,910
Tecumseh Products Co*		2,100	40,425
Tennant Co.		1,600	77,920
Titan International, Inc.		2,100	67,032
Toro Co.		4,900	288,267
Turbochef Technologies Inc*		500	6,600
Valmont Industries, Inc.		4,500	381,825
Wabash National Corp.		3,600	40,644
Wabtec Corp.		11,400	427,044

			6,115,602

MARINE – 0.4%
American Commercial Lines, Inc.*		4,400	104,412
Excel Maritime Carriers, Ltd.		3,300	184,140
Genco Shipping & Trading, Ltd.		400	26,212
Horizon Lines, Inc.		11,400	348,042
Tbs International Ltd*		100	4,125

			666,931

MEDIA – 2.1%
Arbitron, Inc.		5,400	244,836
Belo Corp.		9,600	166,656
Catalina Marketing Corp.*		700	22,673
Charter Communications, Inc.*		75,300	194,274
Cox Radio, Inc.*		13,000	169,650
Cumulus Media, Inc.*		3,600	36,792

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Dg Fastchannel, Inc.*		1,100	$25,938
Dreamworks Animation Skg, Inc.*		4,200	140,364
Emmis Communications Corp.		1,000	4,940
Entravision Communications Corp.*		32,400	298,728
Gemstar-tv Guide International, Inc.*		32,700	227,592
Getty Images, Inc.*		3,200	89,088
Global Sources, Ltd.*		5,200	115,284
Gray Television, Inc.		1,900	16,131
Harris Interactive, Inc.*		2,100	9,051
Idearc, Inc.		4,100	129,027
Interactive Data Corp		1,700	47,940
Jon Wiley & Sons, Inc.		700	31,451
Journal Communications, Inc.		6,700	63,516
Knology, Inc.*		2,000	33,460
Lin TV Corp.*		6,700	87,167
Live Nation, Inc.*		100	2,125
Marvel Entertainment, Inc.*		13,200	309,408
Mediacom Communications Corp.*		13,700	96,585
Meredith Corp.		400	22,920
Nexstar Broadcasting Group, Inc.*		500	5,245
Scholastic Corp.*		7,000	244,020
Sinclair Broadcast Group, Inc.		24,100	290,164
Tribune Co.		2,703	73,846
Warner Music Group Corp.		2,100	21,210
Westwood One, Inc.		7,800	21,450
World Wrestling Entertainment, Inc.		700	10,556

			3,252,087

METALS & MINING – 2.6%
AK Steel Holding Corp.*		2,600	114,270
Amerigo Resources, Ltd.	CA	20,800	53,652
Castle AM Co.		700	22,820
Century Aluminum Co.*		8,070	424,886
Claymont Steel Holdings Inc*		200	4,050
Cleveland-Cliffs, Inc.		1,500	131,955
Compass Minerals International, Inc .		10,300	350,612
Farallon Resources, Ltd.*	CA	20,100	12,709
Haynes International, Inc.*		1,800	153,666
Hecla Mining Co.*		39,500	353,525
Metal Management, Inc.		8,500	460,700
Quanex Corp.		9,100	427,518
Schnitzer Steel Industries, Inc.		7,500	549,675
Steel Dynamics, Inc.		4,380	204,546
United States Steel Corp.		2,400	254,256
Universal Stainless & Alloy*		600	23,874
Wheeling-Pittsburgh Corp.*		200	3,860
Worthington Industries, Inc.		18,200	428,792

			3,975,366

MULTI-UTILITIES – 0.4%
Avista Corp.		9,600	195,360
Black Hills Corp.		5,700	233,814
Centerpoint Energy, Inc.		3,100	49,693
Dte Energy Co		700	33,908
Energy East Corp.		1,500	40,575
Nisource, Inc.		700	13,398
Vectren Corp		3,900	106,431

			673,179

MULTILINE RETAIL – 0.6%
Big Lots, Inc.*		7,100	211,864
Conn’s, Inc.*		2,100	50,169
Dollar Tree Stores, Inc.*		7,400	299,996
Family Dollar Stores, Inc.		11,500	305,440

			867,469

OIL, GAS & CONSUMABLE FUELS – 2.8%
Alon USA Energy, Inc.		7,200	243,216
Alpha Natural Resources, Inc.*		17,800	413,494
Arlington Tankers Ltd		400	9,852
Berry Petroleum Co.		10,500	415,695
Celtic Exploration, Ltd.*	CA	800	10,823
Continental Resources, Inc.*		7,200	130,608
Copano Energy		700	25,711
Delek US Holdings, Inc.		6,000	150,480
Double Hull Tankers, Inc.		1,600	23,824
Foundation Coal Holdings, Inc.		6,100	239,120
Frontier Oil Corp.		1,800	74,952
Frontline, Ltd.		700	33,796
Galleon Energy, Inc.*	CA	2,050	31,521
General Maritime Corp.		6,500	181,415
Holly Corp.		2,600	155,558
Jura Energy Corp*	CA	13,900	8,371
Knightsbridge Tankers, Ltd.		1,700	45,730
Mariner Energy, Inc.*		6,700	138,757
Markwest Hydrocarbon, Inc.		500	29,065
Massey Energy Co.		19,600	427,672
Midnight Oil Exploration, Ltd.*	CA	15,100	22,127
Noble Energy, Inc.		1,600	112,064

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Overseas Shipholding Group, Inc.		3,600	$276,588
Paramount Resources, Ltd.*	CA	1,900	35,412
Petroquest Energy, Inc.*		300	3,219
Pioneer Natural Resources Co.		700	31,486
Rosetta Resources, Inc.*		7,200	132,048
Stone Energy Corp.*		6,000	240,060
Sunoco, Inc.		2,000	141,560
Sure Energy, Inc.*	CA	867	835
Tesoro Corp.		4,100	188,682
Tristar Oil & Gas, Ltd.*	CA	1,300	11,117
TUSK Energy Corp.*	CA	21,307	29,298
USEC, Inc.*		30,300	310,575
Western Refining, Inc.		1,000	40,580

			4,365,311

PAPER & FOREST PRODUCTS – 0.2%
Bowater, Inc.		7,600	113,392
Buckeye Technologies, Inc.*		6,700	101,438
Mercer International, Inc.*		1,500	14,175
Neenah Paper, Inc.		1,000	33,090
Schweitzer-Mauduit International, Inc.		1,800	41,940
Wausau Paper Corp		1,400	15,610

			319,645

PERSONAL PRODUCTS – 0.8%
Alberto Culver		5,800	143,782
American Oriental Bioengineering Inc*		7,000	78,050
Chattem, Inc.*		1,600	112,832
Elizabeth Arden, Inc.*		3,200	86,272
Estee Lauder Cos., Inc./The		3,400	144,364
Inter Parfums, Inc.		600	14,202
NBTY, Inc.*		6,790	275,674
Nu Skin Enterprises, Inc.		3,500	56,560
Playtex Products, Inc.*		14,600	266,888
Prestige Brands Holdings, Inc.*		3,800	41,724

			1,220,348

PHARMACEUTICALS – 2.0%
Alpharma, Inc.		9,900	211,464
Auxilium Pharmaceuticals Inc*		1,600	33,728
BioMimetic Therapeutics, Inc.*		1,800	24,012
Bradley Pharmaceuticals, Inc.*		2,500	45,500
Caraco Pharmaceutical Laboratories Ltd*		500	7,625
Cypress Bioscience, Inc.*		3,000	41,070
Forest Laboratories Inc*		700	26,103
Impax Laboratories, Inc.*		400	4,676
King Pharmaceuticals, Inc.*		22,531	264,063
Kv Pharmaceutical Co.*		10,400	297,440
Medicis Pharmaceutical Corp.		7,300	222,723
Mgi Pharma Inc*		17,600	488,928
Noven Pharmaceuticals, Inc.*		1,700	27,081
Pain Therapeutics, Inc.*		600	5,610
Par Pharmaceutical Cos., Inc.*		14,500	269,120
Perrigo Co.		20,200	431,270
Pozen, Inc.*		4,600	50,876
Salix Pharmaceuticals, Ltd.*		2,000	24,840
Sciele Pharma, Inc.*		13,400	348,668
Sepracor, Inc.*		4,700	129,250
Valeant Pharmaceuticals International*		3,200	49,536
Viropharma, Inc.*		4,100	36,490
Vivus, Inc.*		1,700	8,432
Xenoport, Inc.*		2,300	108,215

			3,156,720

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%
Stratus Properties, Inc.*		300	10,599

REITS – 2.1%
Acadia Realty Trust		300	8,139
Agree Realty Corp.		1,500	47,010
Alexandria Real Estate Equities, Inc.		700	67,382
Arbor Realty Trust, Inc.		1,000	18,890
Ashford Hospitality Trust, Inc.		5,000	50,250
Associated Estates Realty Corp.		700	9,128
BioMed Realty Trust, Inc.		200	4,820
Brandywine Reality Trust		2,300	58,213
Capital Trust, Inc.		800	28,400
CBL & Associates Properties, Inc.		2,300	80,615
Cedar Shopping Centers, Inc.		1,100	14,982
Colonial Properties Trust		500	17,150
Commercial Net Lease Realty		4,300	104,834
Corporate Office Properties Trust		900	37,467
DiamondRock Hospitality Co.		4,800	83,568
Digital Realty Trust, Inc.		3,100	122,109
Eastgroup Properties, Inc.		700	31,682
Entertainment Properties Trust		1,700	86,360
Equity Inns, Inc.		3,000	67,740
Equity Lifestyle Properties, Inc.		800	41,440

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Equity One, Inc.		2,800	$76,160
FelCor Lodging Trust, Inc.		5,000	99,650
First Industrial Reality Trust, Inc.		3,700	143,819
Glimcher Realty Trust		600	14,100
Gramercy Capital Corp.		1,200	30,204
Hersha Hospitality Trust		1,200	11,880
Highwoods Properties, Inc.		2,400	88,008
Home Properties, Inc.		700	36,526
Inland Real Estate Corp.		5,000	77,450
Kite Realty Group Trust		1,400	26,320
LaSalle Hotel Properties		1,300	54,704
Lexington Corporate Properties Trust		3,400	68,034
LTC Properties, Inc.		1,600	37,872
Medical Properties Trust, Inc.		600	7,992
Mid America Apartment Communities, Inc.		900	44,865
National Health Investors, Inc.		600	18,546
Nationwide Health Properties, Inc.		6,400	192,832
Newcastle Investment Corp.		2,400	42,288
Omega Healthcare Investors, Inc.		3,800	59,014
Parkway Properties, Inc.		1,100	48,554
Pennsylvania Real Estate Investment		2,800	109,032
PS Business Parks, Inc.		1,100	62,535
RAIT Investment Trust		2,700	22,221
Ramco Gershenson Properties Trust		1,000	31,240
Realty Income Corp.		5,200	145,340
Redwood Trust, Inc.		700	23,254
Resource Capital Corp.		200	2,252
Saul Centers, Inc.		400	20,600
Senior Housing Properties Trust		5,800	127,948
Sovran Self Storage, Inc.		600	27,504
Strategic Hotels & Resorts, Inc.		3,000	61,770
Sunstone Hotel Investors, Inc.		3,200	82,048
Tanger Factory Outlet Centers, Inc.		2,500	101,475
Taubman Centers, Inc.		1,000	54,750
Tenet Healthcare Corp.*		30,500	102,480
Washington Real Estate Investment Trust		1,600	53,088

			3,186,534

ROAD & RAIL – 0.4%
Avis Budget Group, Inc.*		5,800	132,762
Con-way, Inc.		2,400	110,400
Dollar Thrifty Automotive Group*		300	10,407
Kansas City Southern*		3,100	99,727
Laidlaw International, Inc.		4,840	170,465
Landstar Systems, Inc.		1,900	79,743
Redcorp Venture Ltd(1)	CA	45,700	3,211
Redcorp Venture Ltd(1)	CA	91,400	26,603
Ryder System, Inc.		300	14,700
Saia, Inc.*		900	14,877

			662,895

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.0%
Actel Corp.*		2,600	27,898
Advanced Analogic Technologies Inc*		1,100	11,704
Advanced Energy Industries, Inc.*		17,100	258,210
AMIS Holdings, Inc.*		17,800	172,838
Amkor Technology, Inc.*		30,900	355,968
Analog Devices, Inc.		6,800	245,888
Asyst Technologies, Inc.*		4,700	24,863
Atheros Communications, Inc.*		10,800	323,676
Atmel Corp.*		45,900	236,844
ATMI, Inc.*		11,600	345,100
Axcelis Technologies, Inc.*		600	3,066
Brooks Automation, Inc.*		24,400	347,456
Cabot Microelectronics Corp.*		7,100	303,525
Cohu, Inc.		1,900	35,625
Credence Systems Corp*		14,000	43,260
Cymer, Inc.*		9,900	380,061
DSP Group, Inc.*		900	14,247
Emcore Corp*		3,900	37,440
Entegris, Inc.*		29,400	255,192
Exar Corp.*		2,900	37,874
FEI Co.*		13,200	414,876
Hittite Microwave Corp.*		1,900	83,885
Integrated Device Technology, Inc.*		3,200	49,536
Intersil Holding Corp.		3,500	117,005
Intevac, Inc.*		2,000	30,400
IXYS Corp.*		600	6,258
Kla-Tencor Corp.		4,100	228,698
Kulicke & Soffa Industries, Inc.*		8,584	72,792
Lam Research Corp.*		3,800	202,388
Linear Technology Corp.		5,100	178,449
LTX Corp.*		9,329	33,305
Mattson Technology, Inc.*		4,800	41,520
Micrel, Inc.		31,600	341,280
Microtune, Inc.*		1,700	10,234
MIPS Technologies, Inc.*		2,000	15,800
MKS Instruments, Inc.*		17,400	330,948

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Monolithic Power Systems, Inc.*		3,800	$96,520
National Semiconductor Corp.		13,400	363,408
Netlogic Microsystems, Inc.*		2,900	104,719
Novellus Systems, Inc.*		5,100	139,026
ON Semiconductor Corp.*		19,400	243,664
PMC-Sierra, Inc.*		47,900	401,881
RF Micro Devices, Inc.*		56,800	382,264
Rudolph Technologies, Inc.*		2,500	34,575
Semtech Corp*		18,800	385,024
Sigma Designs, Inc.*		1,600	77,184
Silicon Laboratories, Inc.*		9,100	380,016
Silicon Storage Technology, Inc.*		6,400	20,608
Sirf Technology Holdings, Inc.*		6,000	128,100
Skyworks Solutions, Inc.*		40,400	365,216
Standard Microsystems Corp*		2,700	103,734
Supertex, Inc.*		1,400	55,832
Teradyne, Inc.*		20,000	276,000
Tessera Technologies, Inc.*		7,400	277,500
Triquint Semiconductor, Inc.*		3,800	18,658
Ultra Clean Holdings*		1,000	14,700
Ultratech Inc*		700	9,702
Varian Semiconductor Equipment, Inc.*		4,100	219,432
Veeco Instruments, Inc.*		1,300	25,194
Verigy, Ltd.*		13,100	323,701
Volterra Semiconductor Corp*		1,300	15,964
Xilinx, Inc.		13,900	363,346
Zoran Corp.*		16,800	339,360

			10,783,437

SOFTWARE – 5.3%
Activision, Inc.*		7,600	164,084
Actuate Corp.*		13,500	87,075
Advent Software, Inc.*		3,400	159,698
American Software, Inc., Class A		900	8,280
Ansoft Corp.*		2,500	82,450
Ansys, Inc.*		3,800	129,846
Applix, Inc.*		1,100	19,558
Aspen Technology, Inc.*		26,300	376,616
Autodesk, Inc.*		6,900	344,793
BEA Systems, Inc.*		23,500	325,945
Blackbaud, Inc.		9,800	247,352
Blackboard Inc*		2,500	114,600
BMC Software, Inc.*		10,935	341,500
Cadence Design Systems, Inc.*		3,000	66,570
Check Point Software Technologies*		4,700	118,346
Citrix Systems, Inc.*		4,600	185,472
Commvault Systems, Inc.*		900	16,668
Compuware Corp.*		26,400	211,728
Concur Technologies, Inc.*		5,400	170,208
Double-take Software, Inc.*		700	13,377
Epicor Software Corp.*		5,300	72,981
Epiq Systems, Inc.*		4,950	93,159
Fair Issac Corp.		6,800	245,548
FalconStor Software, Inc.*		7,200	86,760
Informatica Corp.*		12,600	197,820
Interactive Intelligence, Inc.*		1,700	32,300
Intervoice Brite, Inc.*		500	4,695
Intuit, Inc.*		2,900	87,870
Jack Henry & Associates, Inc.		10,400	268,944
JDA Software Group, Inc.*		3,200	66,112
Lawson Software, Inc.*		23,900	239,239
Magma Design Automation, Inc.*		5,100	71,757
Manhattan Associates, Inc.*		4,300	117,863
McAfee, Inc.*		9,300	324,291
Mentor Graphics Corp.*		15,900	240,090
Micros Systems, Inc.*		4,400	286,308
Microstrategy, Inc.*		4,259	337,909
Moldflow Corp*		100	1,926
NAVTEQ Corp*		100	7,797
Novell, Inc.*		15,600	119,184
Nuance Communications, Inc.*		1,200	23,172
Parametric Technology Corp.*		2,000	34,840
Phoenix Technologies Ltd*		300	3,213
Progress Software Corp.*		900	27,270
Quest Software, Inc.*		14,300	245,388
Radiant Systems, Inc.*		4,500	71,235
Secure Computing Corp.*		5,000	48,650
SPSS, Inc.*		3,900	160,446
Sybase, Inc.*		5,900	136,467
Synchronoss Technologies, Inc.*		4,200	176,652
Synopsys, Inc.*		6,870	186,040
The9, Ltd.*		4,400	151,756
THQ, Inc.*		4,800	119,904
Tibco Software, Inc.*		58,600	433,054
Tyler Technologies, Inc.*		5,300	70,755
Ultimate Software Group, Inc.*		1,100	38,390
Vasco Data Security International*		2,500	88,275

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Wind River Systems, Inc.*		6,700	$78,859

			8,181,085

SPECIALTY RETAIL – 3.4%
A.C. Moore Arts & Crafts, Inc*		3,600	56,736
Aeropostale, Inc.*		20,400	388,824
AnnTaylor Stores Corp.*		1,500	47,505
Asbury Automotive Group, Inc.		9,100	180,271
Autonation, Inc.*		2,400	42,528
Autozone, Inc.*		2,900	336,806
Barnes & Noble, Inc.		6,800	239,768
Big 5 Sporting Goods Corp		1,700	31,790
Blockbuster, Inc.*		32,200	172,914
Books-A-Million, Inc.		2,700	35,721
Brown Shoe, Inc.		10,320	200,208
Buckle, Inc.		9,150	347,151
Cato Corp.		1,500	30,660
CSK Auto Corp.*		3,600	38,340
Dress Barn, Inc.*		8,300	141,183
Genesco, Inc.*		4,800	221,424
Gymboree Corp.*		9,829	346,374
Hibbett Sports Inc*		2,600	64,480
Hot Topic Inc*		5,000	37,300
Jo-ann Stores, Inc.*		3,000	63,300
JOS A Bank Clothiers Inc.*		3,100	103,602
Mens Wearhouse, Inc.		5,600	282,912
Midas, Inc.*		1,600	30,192
Monro Muffler, Inc.		1,500	50,685
Office Depot, Inc.*		4,100	84,542
Pep Boys-manny Moe & Jack		10,000	140,300
RadioShack Corp.		13,900	287,174
Rental-A-Center, Inc.*		18,300	331,779
Sally Beauty Holdings, Inc.*		24,700	208,715
Select Comfort Corp.*		5,100	71,145
Sherwin-Williams Co/The		3,100	203,701
Shoe Carnival, Inc.*		900	14,202
Sonic Automotive, Inc.		11,000	263,340
Stage Stores, Inc.		8,200	149,486
Topps Co., Inc./ the		600	5,814
Travelcenters Of America Llc*		400	13,040
West Marine, Inc.*		1,500	17,325

			5,281,237

TEXTILES, APPAREL & LUXURY GOODS – 1.4%
Cherokee, Inc.		400	15,344
Columbia Sportswear Co.		1,200	66,372
Deckers Outdoor Corp.*		3,600	395,280
Fossil, Inc.*		8,000	298,880
G-iii Apparel Group Ltd*		800	15,752
Hanesbrands, Inc.*		2,900	81,374
Hartmarx Corp*		100	490
Kellwood Co.		3,300	56,265
Lululemon Athletica, Inc.*		830	34,885
Madden Steven, Ltd.		800	15,160
Maidenform Brands, Inc.*		2,300	36,524
Movado Group, Inc.		3,900	124,488
Oxford Industries, Inc.		900	32,508
Perry Ellis International, Inc.*		2,500	69,275
Unifirst Corp.		1,400	52,444
Warnaco Group, Inc.*		11,100	433,677
Wolverine World Wide, Inc.		16,000	438,400

			2,167,118

THRIFT & MORTGAGE FINANCE – 1.2%
Anchor Bancorp Wisconsin , Inc.		200	5,400
Brookline Bancorp Inc		1,300	15,067
City Bank		200	5,744
Corus Bankshares, Inc.		2,700	35,154
Downey Financial Corp.		3,600	208,080
Encore Bancshares, Inc.*		1,200	25,236
Federal Agricultural Mortgage Corp.		1,700	49,912
First Federal Financial Corp.*		3,200	158,560
First Niagara Financial Group, Inc.		22,300	315,545
Franklin Bank Corp.*		300	2,760
Hudson City Bancorp, Inc.		2,800	43,064
KNBT Bancorp, Inc.		100	1,654
MGIC Investment Corp.		4,800	155,088
Ocwen Financial Corp.*		5,700	53,751
PMI Group, Inc.		7,800	255,060
Provident Financial Services		4,300	70,391
Radian Group, Inc.		10,400	242,112
TierOne Corp.		1,700	44,999
Washington Federal, Inc.		5,000	131,300
WSFS Financial Corp.		700	43,680

			1,862,557

TOBACCO – 0.6%
Alliance One International, Inc.*		6,100	39,894
Loews Corp.		1,800	148,014
Universal Corp.		8,400	411,180
UST, Inc.		4,100	203,360
Vector Group, Ltd.		6,005	134,572

			937,020

TRADING COMPANIES & DISTRIBUTORS – 0.8%
Applied Industrial Technologies, Inc.		13,250	408,497
BlueLinx Holdings, Inc.		1,800	12,672
Houston Wire & Cable Co.		500	9,055
Kaman Corp.		1,700	58,752
NuCo2, Inc.*		100	2,574

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
Tal International Group, Inc.		400	$10,028
UAP Holding Corp.		14,300	448,448
Watsco, Inc.		2,200	102,146
WW Grainger, Inc.		1,900	173,261

			1,225,433

TRANSPORTATION – 0.0%
Cai International, Inc.*		3,800	53,580

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
Cellcom Israel, Ltd.		2,340	56,909
Centennial Communications Corp.*		7,400	74,888
Dobson Communications Corp.*		6,000	76,740
Rural Cellular Corp*		800	34,800
Syniverse Holdings, Inc.*		4,200	66,780
Telephone & Data Systems, Inc.		5,200	347,100
USA Mobility, Inc.*		3,400	57,358

			714,575

Total Common Stocks
(cost $148,115,705)			152,050,621

INVESTMENT COMPANIES – 0.3%
DIVERSIFIED FINANCIALS – 0.3%
Ishares Russell 2000 Index Fund
(cost $436,746)		5,400	432,216

		Principal Amount (000)
SHORT TERM INVESTMENT – 2.5%
REPURCHASE AGREEMENT – 2.5%
State Street Bank and Trust Company 2.100%, 10/01/07 (collateralized by $4,015,000 Federal Home Loan Mortgage, 4.375%, 09/17/10, with a value of $4,010,957 total to be received $3,932,688) (amortized cost $3,932,000)		3,932	3,932,000

TOTAL INVESTMENTS – 101.3%
(cost $152,484,451)			156,414,837
Liabilities in excess of other assets – (1.3)%			(1,990,762)

NET ASSETS – 100.0%			$154,424,075

*	Non-income producing security
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 these securities amounted to $63,336, representing 0.04% of net assets

CA = Canada

FI LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 99.7%

AEROSPACE & DEFENSE – 3.9%
BE Aerospace, Inc.*	10,400	$431,912
Lockheed Martin Corp.	14,800	1,605,652
Precision Castparts Corp.	2,100	310,758
Raytheon Co.	28,600	1,825,252

		4,173,574

AIRLINES – 4.2%
AMR Corp.*	99,880	2,226,325
Continental Airlines, Inc.*	29,400	971,082
US Airways Group, Inc.*	48,130	1,263,413

		4,460,820

BIOTECHNOLOGY – 3.1%
Amylin Pharmaceuticals, Inc.*	5,340	267,000
Biogen Idec, Inc.*	6,480	429,818
Gilead Sciences, Inc.*	51,900	2,121,153
Theravance, Inc.*	17,800	464,402

		3,282,373

CAPITAL MARKETS – 0.6%
Ameriprise Financial, Inc.	10,200	643,722

CHEMICALS – 0.5%
Monsanto Co.	6,100	523,014

COMMUNICATIONS EQUIPMENT – 4.9%
Cisco Systems, Inc.*	131,560	4,355,952
Polycom, Inc.*	18,220	489,389
QUALCOMM, Inc.	9,593	405,400

		5,250,741

COMPUTERS & PERIPHERALS – 14.1%
Apple Computer, Inc.*	31,461	4,830,522
Brocade Communications Systems, Inc.*	105,000	898,800
EMC Corp.*	106,400	2,213,120
Hewlett-Packard Co.	61,550	3,064,574
International Business Machines Corp.	2,500	294,500
Sun Microsystems, Inc.*	229,070	1,285,083
Western Digital Corp.*	100,354	2,540,963

		15,127,562

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
AT&T, Inc.	22,517	952,694

ELECTRICAL EQUIPMENT – 0.5%
Energy Conversion Devices, Inc.*	22,778	517,516

ENERGY EQUIPMENT & SERVICES – 4.9%
Cameron International Corp*	12,000	1,107,480
GlobalSantaFe Corp.	17,100	1,299,942
National-Oilwell, Inc.*	15,700	2,268,650
Transocean, Inc.*	5,200	587,860

		5,263,932

FOOD & STAPLES RETAILING – 2.5%
Kroger Co.	37,600	1,072,352
Safeway, Inc.	37,300	1,235,003
Wal-Mart Stores, Inc.	9,620	419,913

		2,727,268

FOOD PRODUCTS – 1.8%
Conagra Foods, Inc.	72,600	1,897,038

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
Baxter International, Inc.	37,200	2,093,616

HEALTH CARE PROVIDERS & SERVICES – 5.1%
Aetna, Inc.	8,600	466,722
Express Scripts, Inc.*	36,012	2,010,190
McKesson HBOC, Inc.	20,500	1,205,195
UnitedHealth Group, Inc.	9,500	460,085
WellPoint, Inc.*	17,000	1,341,640

		5,483,832

HOTELS RESTAURANTS & LEISURE – 2.4%
Burger King Holdings, Inc.	49,700	1,266,853
Marriott International, Inc.	31,300	1,360,611

		2,627,464

HOUSEHOLD DURABLES – 1.0%
D.R.Horton, Inc.	29,760	381,226
Whirlpool Corp	7,300	650,430

		1,031,656

HOUSEHOLD PRODUCTS – 0.4%
Kimberly-Clark Corp.	6,200	435,612

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.9%
Constellation Energy Group, Inc.	23,500	2,016,065

INSURANCE – 4.8%
ACE, Ltd.	12,800	775,296
The Allstate Corp.	23,700	1,355,403
The Chubb Corp.	38,970	2,090,351
Travelers Cos., Inc.	18,200	916,188

		5,137,238

INTERNET SOFTWARE & SERVICES – 2.2%
eBay, Inc.*	59,926	2,338,313

LIFE SCIENCES TOOLS & SERVICES – 2.3%
Charles River Laboratories International, Inc.*	4,400	247,060
PerkinElmer, Inc.	55,600	1,624,076
Pharmaceutical Product Development, Inc.	17,150	607,796

		2,478,932

MACHINERY – 6.3%
AGCO Corp.*	31,700	1,609,409
Deere & Co	3,600	534,312
Manitowoc, Inc.	52,180	2,310,530
Terex Corp.*	25,850	2,301,167

		6,755,418

MEDIA – 2.1%
EchoStar Communications Corp., Class A*	23,400	1,095,354
The Walt Disney Co.	32,900	1,131,431

		2,226,785

METALS & MINING – 4.5%
Allegheny Technologies, Inc.	22,262	2,447,707
Nucor Corp.	12,600	749,322

FI LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
RTI International Metals, Inc.*	13,600	$1,077,936
United States Steel Corp.	5,600	593,264

		4,868,229

MULTILINE RETAIL – 1.1%
JC Penney Co., Inc.	19,300	1,223,041

OIL, GAS & CONSUMABLE FUELS – 3.5%
Exxon Mobil Corp.	11,000	1,018,160
Frontier Oil Corp.	28,929	1,204,604
Holly Corp.	13,700	819,671
Western Refining, Inc.	16,992	689,535

		3,731,970

PHARMACEUTICALS – 2.4%
Adams Respiratory Therapeutics, Inc.*	3,500	134,890
Schering-Plough Corp.	76,700	2,426,021

		2,560,911

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.0%
Applied Materials, Inc.	112,044	2,319,311
Cymer, Inc.*	4,476	171,834
Cypress Semiconductor Corp*	700	20,447
Intel Corp.	8,200	212,052
Marvell Technology Group, Ltd.*	13,533	221,535
MEMC Electronic Materials, Inc.*	22,150	1,303,749
Texas Instruments, Inc.	29,200	1,068,428

		5,317,356

SOFTWARE – 2.9%
Activision, Inc.*	51,392	1,109,553
Microsoft Corp.	56,050	1,651,233
Take Two Interactive Software, Inc.*	18,800	321,104

		3,081,890

SPECIALTY RETAIL – 1.0%
Best Buy Co., Inc.	11,600	533,832
OfficeMax, Inc.	15,700	538,039

		1,071,871

TEXTILES, APPAREL & LUXURY GOODS – 3.0%
Coach, Inc.*	36,200	1,711,174
Nike, Inc.	25,400	1,489,964

		3,201,138

TOBACCO – 3.2%
Altria Group, Inc.	50,110	3,484,148

WIRELESS TELECOMMUNICATION SERVICES – 0.8%
American Tower Corp. Class A*	13,400	583,436
NII Holdings, Inc.*	3,430	281,775

		865,211

Total Common Stocks
(cost $102,127,552)		106,850,950

TOTAL INVESTMENTS – 99.7%
(cost $102,127,552)		106,850,950
Other assets less liabilities – 0.3%		375,191

NET ASSETS – 100.0%		$107,226,141

*	Non-income producing security

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCKS – 98.3%

AEROSPACE & DEFENSE – 2.0%
Precision Castparts Corp.		6,600	$976,668
Rockwell Collins, Inc.		12,200	891,088

			1,867,756

AIR FREIGHT & LOGISTICS – 1.1%
CH Robinson Worldwide, Inc.		11,500	624,335
Expeditors International of Washington, Inc.		8,600	406,780

			1,031,115

AUTO COMPONENTS – 0.7%
BorgWarner, Inc.		7,300	668,169

BIOTECHNOLOGY – 1.8%
Amylin Pharmaceuticals, Inc.*		7,500	375,000
Cephalon, Inc.*		11,700	854,802
Vertex Pharmaceuticals, Inc.*		10,700	410,987

			1,640,789

CAPITAL MARKETS – 3.4%
Aberdeen Asset Management PLC	GB	159,705	595,859
Blackrock, Inc.		4,900	849,709
State Street Corp.		12,600	858,816
T Rowe Price Group, Inc.		15,600	868,764

			3,173,148

CHEMICALS – 2.1%
CF Industries Holdings, Inc.		10,100	766,691
FMC Corp.		3,991	207,612
Potash Corp.		9,500	1,004,150

			1,978,453

COMMERCIAL BANKS – 1.8%
Commerce Bancorp, Inc.		19,900	771,722
UCBH Holdings, Inc.		50,900	889,732

			1,661,454

COMMERCIAL SERVICES & SUPPLIES – 7.3%
Allied Waste Industries, Inc.*		94,300	1,202,325
Equifax, Inc.		37,300	1,421,876
Manpower, Inc.		18,200	1,171,170
Monster Worldwide, Inc.*		4,400	149,864
Republic Services, Inc.		52,800	1,727,088
Robert Half International, Inc.		40,154	1,198,998

			6,871,321

COMMUNICATIONS EQUIPMENT – 1.5%
F5 Networks, Inc.*		18,900	702,891
Sonus Networks, Inc.*		115,200	702,720

			1,405,611

COMPUTERS & PERIPHERALS – 1.7%
Diebold, Inc.		9,100	413,322
Emulex Corp.*		27,100	519,507
Logitech International Sa*		8,369	247,304
Network Appliance, Inc.*		15,500	417,105

			1,597,238

CONSTRUCTION & ENGINEERING – 2.5%
Fluor Corp.		4,600	662,308
Foster Wheeler, Ltd.*		12,600	1,654,128

			2,316,436

CONSTRUCTION MATERIALS – 0.2%
Anhui Conch Cement Co., Ltd.	HK	16,000	139,421

CONSUMER FINANCE – 0.5%
Discover Financial Services*		22,700	472,160

CONTAINERS & PACKAGING – 0.9%
Owens- Ilinois, Inc.*		20,900	866,305

DISTRIBUTORS – 1.1%
Li & Fung, Ltd.	HK	238,000	1,013,965

DIVERSIFIED CONSUMER SERVICES – 1.8%
ITT Educational Services, Inc.*		8,500	1,034,365
Strayer Education, Inc.		4,000	674,520

			1,708,885

ELECTRIC UTILITIES – 0.9%
Northeast Utilities		29,700	848,529

ELECTRICAL EQUIPMENT – 0.8%
Gamesa Corp Tecnologica	ES	12,892	525,242
Roper Industries, Inc.		3,300	216,150

			741,392

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.1%
Flir Systems, Inc.*		10,500	581,595
Kingboard Chemical Holdings, Ltd.	HK	87,000	553,177
National Instruction Corp.		24,100	827,353

			1,962,125

ENERGY EQUIPMENT & SERVICES – 2.0%
GlobalSantaFe Corp.		25,100	1,908,102

FOOD & STAPLES RETAILING – 2.7%
BJ’s Wholesale Club, Inc.*		36,200	1,200,392
SUPERVALU, Inc.		34,900	1,361,449

			2,561,841

GAS UTILITIES – 0.6%
UGI Corp.		22,200	576,756

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – 4.8%
Beckman Coulter, Inc.		24,100	$1,777,616
Cytyc Corp.*		7,100	338,315
Intuitive Surgical, Inc.*		2,400	552,000
Respironics, Inc.*		19,900	955,797
St. Jude Medical, Inc.*		18,600	819,702

			4,443,430

HEALTH CARE PROVIDERS & SERVICES – 2.7%
Community Health Systems, Inc.*		30,200	949,488
Health Net, Inc.*		10,000	540,500
Universal Health Services, Inc.		19,700	1,072,074

			2,562,062

HOTELS RESTAURANTS & LEISURE – 0.4%
Ctrip.com International, Ltd.		7,800	404,040

HOUSEHOLD DURABLES – 1.0%
Newell Rubbermaid, Inc.		31,500	907,830

HOUSEHOLD PRODUCTS – 1.4%
Clorox Co.		21,200	1,292,988

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.1%
NRG Energy, Inc.*		23,600	998,044

INDUSTRIAL CONGLOMERATES – 1.0%
Carlisle Cos., Inc.		19,900	967,140

INSURANCE – 1.6%
Everest Re Group, Ltd.		6,400	705,536
Unum Group		33,300	814,851

			1,520,387

INTERNET SOFTWARE & SERVICES – 0.5%
VeriSign, Inc.*		13,500	455,490

IT SERVICES – 2.5%
Moneygram International, Inc.		36,600	826,794
Paychex, Inc.		17,300	709,300
Western Union Co/the		39,000	817,830

			2,353,924

LIFE SCIENCES TOOLS & SERVICES – 1.6%
Charles River Laboratories International, Inc.*		27,300	1,532,895

MACHINERY – 3.4%
Kennametal Inc		13,000	1,091,740
Oshkosh Truck Corp.		15,600	966,732
Toro Co.		18,700	1,100,121

			3,158,593

MEDIA – 2.0%
Cablevision Systems Corp., Class A*		25,700	897,958
Dreamworks Animation Skg, Inc.*		28,200	942,444

			1,840,402

METALS & MINING – 2.3%
Cleveland-Cliffs, Inc.		9,700	853,309
Teck Cominco, Ltd.		26,700	1,273,857

			2,127,166

OIL, GAS & CONSUMABLE FUELS – 5.6%
Cameco Corp.		18,700	864,688
Forest Oil Corp.*		20,300	873,712
Noble Energy, Inc.		12,500	875,500
Peabody Energy Corp.		11,500	550,505
Southwestern Energy Co.*		11,800	493,830
Sunoco, Inc.		8,900	629,942
Western Oil Sands, Inc.*	CA	25,100	980,975

			5,269,152

PHARMACEUTICALS – 2.1%
Barr Pharmaceuticals, Inc.*		25,200	1,434,132
Elan Corp. PLC*		26,200	551,248

			1,985,380

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%
Forest City Enterprises, Inc.		7,700	424,732

REITS – 0.8%
Kimco Realty Corp.		15,600	705,276

ROAD & RAIL – 1.9%
JB Hunt Transport Services, Inc.		36,600	962,580
Landstar Systems, Inc.		20,200	847,794

			1,810,374

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.0%
Altera Corp.		73,800	1,777,104
Kla-Tencor Corp.		13,500	753,030
Lam Research Corp.*		9,800	521,948
Linear Technology Corp.		19,700	689,303

			3,741,385

SOFTWARE – 6.2%
Activision, Inc.*		33,700	727,583
Autodesk, Inc.*		21,800	1,089,346
Cadence Design Systems, Inc.*		71,700	1,591,023
Electronic Arts, Inc.*		20,600	1,153,394
McAfee, Inc.*		35,800	1,248,346

			5,809,692

SPECIALTY RETAIL – 7.1%
Abercrombie & Fitch Co. Class A		20,200	1,630,140
American Eagle Outfitters, Inc.		35,900	944,529
CarMax, Inc.*		14,800	300,884
Dick’s Sporting Goods, Inc.*		14,900	1,000,535
O’Reilly Automotive, Inc.*		13,400	447,694

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value
PETsMART, Inc.		35,900	$1,145,210
Tiffany & Co.		23,000	1,204,050

			6,673,042

TEXTILES, APPAREL & LUXURY GOODS – 2.1%
CROCS, Inc.*		9,700	652,325
Gildan Activewear, Inc.*		22,600	890,214
Liz Claiborne, Inc.		2,900	99,557
Peace Mark Holdings, Ltd.	HK	208,000	310,556

			1,952,652

THRIFT & MORTGAGE FINANCE – 0.7%
Webster Financial Corp.		16,300	686,556

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Fastenal Co.		5,000	227,050

WIRELESS TELECOMMUNICATION SERVICES – 1.3%
American Tower Corp. Class A*		16,200	705,348
NII Holdings, Inc.*		6,600	542,190

			1,247,538

Total Common Stocks
(cost $76,378,641)			92,108,191

	Principal Amount (000)
SHORT TERM INVESTMENT – 1.8%

REPURCHASE AGREEMENT – 1.8%
State Street Bank and Trust Company 4.45, %, 10/1/07 (collateralized by $1,705,000 Federal Home Loan Mortgage 4.375%, 09/17/10, with a value of $1,703,283 total to be received $1,669,619) (amortized cost $1,669,000) $	1,669	1,669,000

TOTAL INVESTMENTS – 100.1%
(cost $78,047,641)		93,777,191
Liabilities in excess of other assets – (0.1)%		(85,362)

NET ASSETS – 100.0%		$93,691,829

*	Non-income producing security

CA	= Canada
ES	= Spain
GB	= United Kingdom
HK	= Hong Kong

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in investment companies are valued at their net asset value as reported by the investment company.

Federal Income Tax Cost

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at September 30, 2007 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Cap Fund	$13,259,848	$1,916,357	$(795,737)	$1,120,620
Investment Grade Bond Fund	67,918,870	601,997	(1,609,354)	(1,007,357)
Money Market Fund	135,434,709	—	—	—
Real Estate Fund	235,167,413	40,750,651	(6,999,764)	33,750,887
Davis Venture Value Fund	58,925,127	21,594,033	(750,185)	20,843,848
Oppenheimer Main Street Small Cap Fund	152,484,451	11,958,497	(8,028,111)	3,930,386
FI Large Cap Growth Fund	102,127,552	7,722,806	(2,999,408)	4,723,398
Blue Chip Mid Cap Fund	78,047,641	17,047,832	(1,318,282)	15,729,550

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC- 0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended September 30, 2007 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)

Date: November 20, 2007

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)

Date: November 20, 2007

*	Print name and title of each signing officer under his or her signature.